UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 66.4%
Argentina – 3.8%
Republic of Argentina (NR/NR)
	$3,090,000	7.000%		04/17/17	$ 2,119,225
EUR	7,272,713	7.820	(a)	12/31/33	4,831,897
	$4,454,925	8.280		12/31/33	2,795,465
EUR	70,138,341	0.000	(a)	12/15/35	7,988,401
	$21,240,000	0.000	(a)	12/15/35	2,081,520
	8,730,000	0.000	(a)	12/15/35	873,000
	8,240,000	7.000		09/12/13	7,267,909
	14,720,000	7.000		10/03/15	11,203,556
EUR	9,537,231	7.820		12/31/33	6,396,760
	$5,988,807	8.280		12/31/33	3,922,668
	1,860,000	2.500	(b)	12/31/38	599,850

					50,080,251

Belarus – 0.5%
Republic of Belarus (B-/B3)
	4,819,000	8.750		08/03/15	4,698,525
	2,220,000	8.950		01/26/18	2,042,400

					6,740,925

Belize(b) – 0.1%
Government of Belize (CCC-/Ca)
	2,520,000	8.500		02/20/29	1,310,400

Brazil – 0.7%
Federal Republic of Brazil (BBB/Baa2)
	1,000,000	8.875		10/14/19	1,412,500
	50,000	8.250		01/20/34	78,375
	1,480,000	7.125		01/20/37	2,134,900
	4,580,000	5.625		01/07/41	5,610,500

					9,236,275

Chile – 0.6%
Republic of Chile (A+/Aa3)
	1,750,000	3.875		08/05/20	1,943,607
	5,021,000	3.250		09/14/21	5,307,838

					7,251,445

Colombia – 7.3%
Republic of Colombia (BBB-/Baa3)
	3,540,000	8.250		12/22/14	4,141,800
	3,368,000	7.375		01/27/17	4,167,900
	19,030,000	7.375		03/18/19	24,881,725
	11,670,000	4.375		07/12/21	13,157,925
	9,970,000	7.375		09/18/37	14,805,450
	27,277,000	6.125		01/18/41	35,596,485

					96,751,285

Dominican Republic – 2.9%
Dominican Republic (B+/B1)
	5,246,289	9.040		01/23/18	5,888,960
	3,320,000	7.500	(c)	05/06/21	3,544,100
	26,414,000	7.500		05/06/21	28,196,945
	1,060,000	8.625		04/20/27	1,155,400

					38,785,405

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Egypt – 0.0%
Republic of Egypt (B/B2)
	$500,000	6.875%		04/30/40	$ 436,250

Gabon – 0.3%
Republic of Gabon (BB-/NR)
	590,000	8.200	(c)	12/12/17	696,200
	2,950,000	8.200		12/12/17	3,481,000

					4,177,200

Greece(b) – 0.4%
Hellenic Republic Government Bond (CCC/NR)
EUR	570,000	2.000		02/24/23	132,855
	580,000	2.000		02/24/24	120,842
	580,000	2.000		02/24/25	117,058
	570,000	2.000		02/24/26	111,654
	570,000	2.000		02/24/27	110,275
	580,000	2.000		02/24/28	109,842
	740,000	2.000		02/24/29	138,460
	720,000	2.000		02/24/30	133,486
	1,000,000	2.000		02/24/31	170,210
	1,340,000	2.000		02/24/32	223,842
	570,000	2.000		02/24/33	102,190
	1,270,000	2.000		02/24/34	225,716
	1,530,000	2.000		02/24/35	269,601
	1,770,000	2.000		02/24/36	311,563
	1,680,000	2.000		02/24/37	276,385
	2,540,000	2.000		02/24/38	416,261
	2,520,000	2.000		02/24/39	442,409
	2,980,000	2.000		02/24/40	486,483
	2,110,000	2.000		02/24/41	370,180
	2,300,000	2.000		02/24/42	410,237

					4,679,549

Guatemala(c) – 0.5%
Republic of Guatemala (BB/Ba1)
	$6,000,000	5.750		06/06/22	6,210,000

Hungary – 0.8%
Hungary Government Bond (BB+/Ba1)
EUR	990,000	3.500		07/18/16	1,104,069
	2,950,000	4.375		07/04/17	3,294,569
	170,000	6.000		01/11/19	197,924
	$1,410,000	6.250		01/29/20	1,378,275
EUR	237,000	3.875		02/24/20	241,813
	$2,250,000	6.375		03/29/21	2,202,187
	1,910,000	7.625		03/29/41	1,874,188

					10,293,025

Iceland – 1.0%
Republic of Iceland (BBB-/Baa3)
	5,730,000	4.875	(c)	06/16/16	5,729,943
	2,470,000	4.875		06/16/16	2,469,975
	1,800,000	5.875		05/11/22	1,764,018
	3,250,000	5.875	(c)	05/11/22	3,171,542

					13,135,478

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Indonesia – 9.0%
Perusahaan Penerbit SBSN (BB+/Baa3)(c)
	$1,850,000	4.000%		11/21/18	$ 1,868,500
Republic of Indonesia (BB+/Baa3)
	4,650,000	6.750		03/10/14	4,975,500
	820,000	7.500		01/15/16	946,075
	4,604,000	11.625		03/04/19	6,767,880
	5,929,000	5.875	(c)	03/13/20	6,818,350
	11,270,000	5.875		03/13/20	12,960,500
	4,950,000	4.875	(c)	05/05/21	5,376,938
	17,402,000	4.875		05/05/21	18,902,922
	14,950,000	3.750	(c)	04/25/22	14,868,567
	3,500,000	3.750		04/25/22	3,482,500
	2,950,000	8.500		10/12/35	4,321,750
	2,540,000	6.625		02/17/37	3,130,550
	3,198,000	7.750	(c)	01/17/38	4,405,245
	13,814,000	7.750		01/17/38	19,028,785
	10,650,000	5.250	(c)	01/17/42	11,089,312

					118,943,374

Iraq – 0.8%
Republic of Iraq (NR/NR)
	12,410,000	5.800		01/15/28	10,145,175

Ivory Coast(b) – 1.9%
Republic of Ivory Coast (NR/NR)
	32,020,000	3.750		12/31/32	24,095,050
	1,000,000	3.750	(c)	12/31/32	752,500

					24,847,550

Mexico – 6.0%
Mexican Bonos (A-/Baa1)
MXN	54,328,000	7.500		06/03/27	4,600,349
United Mexican States (NR/NR)
	141,707,900	0.000	(d)	10/04/12	10,501,748
United Mexican States (A-/Baa1)
	147,615,600	7.750		11/13/42	12,305,818
United Mexican States (BBB/Baa1)
	$540,000	5.875		01/15/14	576,450
	250,000	6.625		03/03/15	282,500
	1,040,000	5.625		01/15/17	1,209,000
	1,330,000	5.950		03/19/19	1,619,275
	280,000	5.125		01/15/20	328,160
	9,930,000	3.625		03/15/22	10,525,800
	580,000	8.300		08/15/31	897,550
	3,696,000	6.750		09/27/34	5,026,560
	1,140,000	6.050		01/11/40	1,459,200
	21,210,000	4.750		03/08/44	22,747,725
	5,840,000	5.750		10/12/10	6,657,600

					78,737,735

Nigeria – 0.1%
Republic of Nigeria (B+/NR)
	800,000	6.750	(c)	01/28/21	862,000
	890,000	6.750		01/28/21	958,975

					1,820,975

Pakistan – 0.3%
Islamic Republic of Pakistan (B-/B3)
	1,070,000	6.875	(c)	06/01/17	823,900
	1,950,000	6.875		06/01/17	1,501,500
	1,480,000	7.875		03/31/36	888,000
	1,420,000	7.875		03/31/36	852,000

					4,065,400

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Panama – 1.5%
Republic of Panama (BBB/Baa3)
$4,147,000	8.875%		09/30/27	$ 6,427,850
3,610,000	9.375	(e)	04/01/29	5,884,300
5,410,000	6.700		01/26/36	7,303,500

				19,615,650

Peru – 1.9%
Republic of Peru (BBB/Baa3)
7,152,000	7.350		07/21/25	10,012,800
6,124,000	8.750		11/21/33	10,043,360
700,000	6.550		03/14/37	950,250
3,710,000	5.625		11/18/50	4,498,375

				25,504,785

Philippines – 4.5%
Republic of Philippines (BB+/Ba2)
3,169,000	8.375		06/17/19	4,262,305
2,660,000	6.500		01/20/20	3,305,050
965,000	7.500		09/25/24	1,283,450
2,850,000	5.500		03/30/26	3,363,000
3,882,000	9.500		02/02/30	6,279,135
6,412,000	7.750		01/14/31	9,105,040
6,500,000	6.375		01/15/32	8,190,000
13,026,000	6.375		10/23/34	16,656,998
6,590,000	5.000		01/13/37	7,166,625

				59,611,603

Romania – 0.5%
Republic of Romania (BB+/Baa3)
4,720,000	6.750	(c)	02/07/22	4,908,800
1,430,000	6.750		02/07/22	1,487,200

				6,396,000

Russia – 7.6%
Russian Federation (BBB/Baa1)
1,200,000	3.250	(c)	04/04/17	1,206,000
27,200,000	4.500	(c)	04/04/22	28,526,000
47,978,000	7.500	(b)	03/31/30	57,513,628
12,400,000	5.625	(c)	04/04/42	13,252,500

				100,498,128

Serbia(b) – 0.2%
Republic of Serbia (BB/NR)
2,125,000	6.750		11/01/24	2,045,313

South Africa – 1.3%
Republic of South Africa (BBB+/A3)
6,310,000	6.875		05/27/19	7,784,962
1,250,000	5.875		05/30/22	1,489,063
7,660,000	4.665		01/17/24	8,282,375

				17,556,400

South Korea – 0.8%
Republic of Korea (A/A1)
8,339,000	7.125		04/16/19	10,552,643

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Sri Lanka – 0.2%
Republic of Sri Lanka (B+/NR)
$540,000	7.400%	(c)	01/22/15	$ 579,150
274,000	7.400		01/22/15	293,865
Republic of Sri Lanka (B+/B1)(c)
1,170,000	6.250		07/27/21	1,187,550

				2,060,565

Turkey – 4.3%
Republic of Turkey (BB/Ba1)
2,370,000	7.000		09/26/16	2,692,912
1,060,000	7.500		07/14/17	1,244,175
16,675,000	5.625		03/30/21	18,196,594
20,370,000	6.250		09/26/22	23,043,562
4,300,000	7.375		02/05/25	5,321,250
2,310,000	6.750		05/30/40	2,688,263
3,000,000	6.000		01/14/41	3,157,500

				56,344,256

Ukraine(c) – 0.0%
Ukraine Government (B+/B2)
100,000	6.250		06/17/16	89,625

Uruguay – 1.1%
Republic of Uruguay (BBB-/Ba1)
181	8.000		11/18/22	255
2,666,000	6.875		09/28/25	3,519,120
7,926,000	7.625		03/21/36	11,453,070

				14,972,445

Venezuela – 5.5%
Republic of Venezuela (B+/B2)
1,990,000	13.625		08/15/18	1,940,250
7,260,000	7.750		10/13/19	5,590,200
4,781,000	6.000		12/09/20	3,251,080
4,740,000	12.750		08/23/22	4,550,400
18,860,000	9.000		05/07/23	14,569,350
37,260,000	8.250		10/13/24	27,106,650
4,070,000	7.650		04/21/25	2,808,300
3,160,000	11.750		10/21/26	2,788,700
920,000	9.250		05/07/28	696,900
10,400,000	11.950		08/05/31	9,204,000

				72,505,830

TOTAL SOVEREIGN DEBT OBLIGATIONS				$ 875,400,940

Foreign Debt Obligations – 1.3%
Supranational – 1.3%
Corporacion Andina de Fomento (A+/Aa3)
$10,149,000	3.750%		01/15/16	$ 10,565,537
6,934,000	4.375		06/15/22	7,090,015

TOTAL FOREIGN DEBT OBLIGATIONS				$ 17,655,552

Corporate Obligations – 17.6%
Austria(f) – 0.3%
OGX Austria GMBH (B/B1)
$2,330,000	8.375%	(c)	04/01/22	$ 2,018,626
2,450,000	8.375		04/01/22	2,124,738

				4,143,364

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Azerbaijan – 0.3%
State Oil Company of the Azerbaijan Republic (BB+/Ba1)
	$3,660,000	5.450%		02/09/17	$ 3,755,391

Brazil – 1.5%
Banco do Estado do Rio Grande do Sul (NR/Ba1)
	1,740,000	7.375	(c)	02/02/22	1,812,751
	480,000	7.375		02/02/22	500,614
BRF - Brasil Foods SA (BBB-/Baa3)(c)(f)
	1,870,000	5.875		06/06/22	1,937,231
CCL Finance Ltd. (BB/NR)
	2,058,000	9.500		08/15/14	2,294,873
Companhia Energetica de Sao Paulo (NR/Ba1)
BRL	2,423,322	9.750		01/15/15	1,313,342
Independencia International Ltd. (NR/NR)(c)(f)(g)
	$1,277,436	12.000		12/30/16	—
Petrobras International Finance Co. (BBB/A3)(f)
	1,580,000	5.375		01/27/21	1,696,678
Vale Overseas Ltd. (A-/Baa2)
	2,100,000	5.625	(f)	09/15/19	2,351,964
	4,660,000	4.625	(f)	09/15/20	4,891,909
	920,000	4.375	(f)	01/11/22	939,593
	490,000	8.250		01/17/34	628,978
	870,000	6.875	(f)	11/21/36	1,020,965

					19,388,898

Canada – 1.3%
Inmet Mining Corp. (B+/B1)(c)(f)
	6,550,000	8.750		06/01/20	6,451,750
PTT Exploration and Production Public Co. Ltd. (BBB+/Baa1)
	3,080,000	5.692	(c)	04/05/21	3,247,464
	3,805,000	5.692		04/05/21	4,093,419
PTTEP Canada International Finance Ltd. (BBB+/Baa1)(c)
	3,540,000	6.350		06/12/42	3,717,172

					17,509,805

Chile – 1.7%
AES Gener SA (BBB-/Baa3)(f)
	1,320,000	5.250	(c)	08/15/21	1,407,883
	810,000	5.250		08/15/21	863,929
Banco del Estado de Chile (A+/Aa3)(f)
	4,670,000	4.125	(c)	10/07/20	4,909,827
	770,000	4.125		10/07/20	809,543
	2,340,000	3.875	(c)	02/08/22	2,396,246
	510,000	3.875		02/08/22	522,923
Corporacion Nacional del Cobre (A/A1)
	1,980,000	7.500		01/15/19	2,539,341
	1,160,000	3.750	(c)	11/04/20	1,210,644
	1,370,000	3.750		11/04/20	1,430,875
	2,320,000	3.875		11/03/21	2,462,280
	1,448,000	6.150		10/24/36	1,832,661
E-CL SA (BBB-/NR)(c)(f)
	1,870,000	5.625		01/15/21	2,026,327

					22,412,479

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Colombia – 1.3%
Banco Davivienda SA (NR/Ba1)(c)
	$1,490,000	5.875%		07/09/22	$ 1,493,256
Banco de Bogota SA (BBB-/Baa2)(f)
	1,450,000	5.000	(c)	01/15/17	1,515,792
	3,660,000	5.000		01/15/17	3,825,680
Empresa de Energia de Bogota SA (BB+/Baa3)(f)
	4,100,000	6.125	(c)	11/10/21	4,330,829
	1,570,000	6.125		11/10/21	1,660,160
Transportadora de Gas Internacional SA (BB/Baa3)(f)
	3,250,000	5.700	(c)	03/20/22	3,375,503
	1,100,000	5.700		03/20/22	1,148,219

					17,349,439

Costa Rica(c) – 0.1%
Instituto Costarricense de Electricidad (NR/Baa3)
	1,180,000	6.950		11/10/21	1,207,461

Guatemala(c)(f) – 0.1%
Central American Bottling Corp. (BB/Ba2)
	680,000	6.750		02/09/22	725,072

Hong Kong – 0.9%
China Resources Gas Group Ltd. (NR/Baa1)
	1,130,000	4.500		04/05/22	1,169,889
	2,200,000	4.500	(c)	04/05/22	2,255,880
Country Garden Holdings Co. Ltd. (BB-/Ba3)(e)
CNY	6,700,000	2.500		02/22/13	1,249,825
ENN Energy Holdings Ltd. (BBB-/Baa3)(f)
	$1,010,000	6.000	(c)	05/13/21	1,030,057
	429,000	6.000		05/13/21	437,519
Evergrande Real Estate Group Ltd. (BB-/B2)
CNY	14,110,000	7.500		01/19/14	1,991,335
Sinochem Overseas Capital Co. Ltd. (BBB/Baa1)(f)
	$1,490,000	6.300	(c)	11/12/40	1,515,644
	200,000	6.300		11/12/40	203,442
Zijin International Finance Co. Ltd. (NR/A1)
	1,260,000	4.250		06/30/16	1,301,076

					11,154,667

Indonesia(f) – 0.2%
Berau Coal Energy Tbk Pt (BB-/B1)
	1,350,000	7.250	(c)	03/13/17	1,300,546
	1,500,000	7.250		03/13/17	1,455,000

					2,755,546

Ireland – 0.2%
MTS International Funding Ltd. (BB/Ba2)
	660,000	8.625		06/22/20	757,350
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)
	270,000	9.125		04/30/18	286,200
	1,850,000	7.748	(c)	02/02/21	1,776,000

					2,819,550

Kazakhstan – 1.6%
Kazakhstan Temir Zholy Finance BV (BBB-/Baa3)
	700,000	6.375	(c)	10/06/20	764,750
	330,000	6.375		10/06/20	360,525
Kazatomprom (NR/Baa3)
	700,000	6.250	(c)	05/20/15	740,250
	1,520,000	6.250		05/20/15	1,607,400
KazMunaiGaz Finance Sub BV (BBB-/Baa3)
	2,100,000	11.750	(c)	01/23/15	2,488,500
	2,620,000	11.750		01/23/15	3,104,700
	1,080,000	7.000	(c)	05/05/20	1,220,400
KazMunayGas National Co. (BBB-/Baa3)
	2,000,000	9.125		07/02/18	2,465,000
	2,130,000	7.000		05/05/20	2,406,900
	2,530,000	6.375	(c)	04/09/21	2,792,488
	3,170,000	6.375		04/09/21	3,498,887

					21,449,800

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Luxembourg – 2.2%
Gaz Capital SA for Gazprom (BBB/Baa1)
$5,038,000	9.250%	(e)	04/23/19	$ 6,291,202
4,560,000	5.999	(c)	01/23/21	4,862,100
3,530,000	5.999		01/23/21	3,763,862
Gazprom International SA for Gazprom (BBB+/NR)
1,056,131	7.201		02/01/20	1,153,823
TNK-BP Finance SA (BBB-/Baa2)
340,000	7.500		07/18/16	379,950
1,180,000	6.625	(c)	03/20/17	1,290,625
1,030,000	6.625		03/20/17	1,126,563
6,850,000	7.875		03/13/18	7,843,250
1,510,000	7.250		02/02/20	1,710,075

				28,421,450

Mexico(f) – 1.6%
Corporacion GEO SAB de CV (BB-/Ba3)
2,470,000	8.875	(c)	03/27/22	2,534,028
200,000	8.875		03/27/22	205,184
GEO Maquinaria (NR/NR)
1,083,500	9.625	(c)	05/02/21	972,114
1,103,200	9.625		05/02/21	990,270
Pemex Project Funding Master Trust (BBB/Baa1)
10,320,000	6.625		06/15/35	12,332,400
Petroleos Mexicanos (BBB/Baa1)
512,000	8.000		05/03/19	650,240
1,130,000	5.500		01/21/21	1,276,900
630,000	6.500		06/02/41	736,679
Urbi Desarrollos Urbanos SAB de CV (NR/Ba3)(c)
1,470,000	9.750		02/03/22	1,551,750

				21,249,565

Netherlands – 0.6%
Arcos Dorados Holdings, Inc. (NR/Ba2)(f)
1,229,000	7.500		10/01/19	1,329,463
Listrindo Capital BV (BB-/Ba2)(f)
1,290,000	6.950	(c)	02/21/19	1,325,515
650,000	6.950		02/21/19	664,625
VimpelCom Holdings BV (BB/Ba3)
1,180,000	7.504	(c)	03/01/22	1,106,250
3,410,000	7.504		03/01/22	3,196,875

				7,622,728

Peru(f) – 0.4%
Corp Financiera de Desarrollo SA (BBB/NR)
1,415,000	4.750	(c)	02/08/22	1,487,694
2,030,000	4.750		02/08/22	2,136,925
Corp Lindley S.A. (BB+/NR)(c)
880,000	6.750		11/23/21	947,331
Volcan Cia Minera SAA (BBB-/Baa3)(c)
760,000	5.375		02/02/22	787,690

				5,359,640

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Philippines – 0.2%
Development Bank of Philippines (BB+/NR)
	$310,000	5.500%		03/25/21	$ 327,825
Energy Development Corp. (NR/NR)
	1,820,000	6.500		01/20/21	1,906,450

					2,234,275

Qatar(f) – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II (A/Aa3)
	2,393,430	5.298		09/30/20	2,626,789
Ras Laffan Liquefied Natural Gas Co. Ltd. III (A/Aa3)
	180,000	5.500	(c)	09/30/14	193,725
	177,775	5.832		09/30/16	189,553

					3,010,067

Russia(c) – 0.5%
VTB Capital SA for OJSC VTB Bank (NR/Baa1)
	6,350,000	6.000		04/12/17	6,450,373

South Africa(f) – 0.3%
Peermont Proprietary Global Ltd. (B-/B3)
EUR	3,700,000	7.750		04/30/14	4,331,171

Turkey – 0.4%
Export Credit Bank of Turkey (BB/Ba1)
	$2,150,000	5.375	(c)	11/04/16	2,203,750
	1,590,000	5.375		11/04/16	1,629,750
	1,430,000	5.875	(c)	04/24/19	1,487,765

					5,321,265

Ukraine – 0.0%
Financing of Infrastructural Projects State Enterprise (NR/B2)
	600,000	8.375		11/03/17	497,742

United Arab Emirates(f) – 0.2%
Dolphin Energy Ltd. (NR/A1)
	377,789	5.888	(c)	06/15/19	413,207
	1,974,298	5.888		06/15/19	2,159,388

					2,572,595

United Kingdom(c) – 0.4%
Talent Yield Investments Ltd. (A-/Baa1)
	5,000,000	4.500		04/25/22	5,112,568

Venezuela(f) – 1.1%
Petroleos de Venezuela SA (B+/NR)
	7,431,900	5.250		04/12/17	5,258,069
	1,320,000	8.500		11/02/17	1,069,200
	8,190,000	9.000		11/17/21	5,999,175
	3,720,000	5.375		04/12/27	2,129,700
	310,000	5.500		04/12/37	175,925

					14,632,069

TOTAL CORPORATE OBLIGATIONS					$ 231,486,980

Structured Notes – 1.3%
Brazil – 1.3%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau) (NR/NR)
BRL	8,194,700	6.000%		08/19/40	$ 4,867,741
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)(a)
	20,918,049	6.000		08/15/40	12,425,548

TOTAL STRUCTURED NOTES					$ 17,293,289

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(h) – 1.4%
United States – 1.4%
United States Treasury Notes (NR/NR)
$19,100,000	0.125%	12/31/13	$ 19,049,385

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 1,160,886,146

Short-term Investment(i) – 12.1%
Repurchase Agreement – 12.1%
Joint Repurchase Agreement Account II
$159,600,000	0.193%	07/02/12	$ 159,600,000

TOTAL INVESTMENTS – 100.1%			$ 1,320,486,146

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(1,497,907)

NET ASSETS – 100.0%			$ 1,318,988,239

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(b)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2012.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $208,361,556, which represents approximately 15.8% of net assets as of June 30, 2012.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Security is currently in default and/or non-income producing.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Currency Abbreviations:
BRL	— Brazilian Real
CNY	— Chinese Yuan
EUR	— Euro
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
RUB	— Russian Ruble
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviation:
NR	— Not Rated

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	MXN/EUR	09/19/12	$1,686,960	$57,871
	MXN/USD	09/19/12	5,925,279	214,776
	RUB/USD	08/02/12	3,418,476	35,476
	ZAR/USD	09/19/12	7,117,036	142,896
Citibank NA	RUB/USD	07/05/12	1,636,221	11,221
	RUB/USD	07/30/12	6,854,515	117,515
	USD/BRL	07/18/12	13,882,800	1,103,734
	USD/EUR	09/19/12	3,358,721	2,097
Credit Suisse International (London)	RUB/USD	07/06/12	3,285,119	50,270
Deutsche Bank AG (London)	KRW/USD	07/13/12	2,504,489	12,517
	MXN/USD	07/27/12	7,913,377	343,759
	MXN/USD	09/19/12	2,628,442	106,442
	PHP/USD	07/09/12	1,671,422	46,422
	RUB/USD	08/02/12	3,409,130	26,130
	USD/CNY	09/04/12	8,491,001	39,829
HSBC Bank PLC	MXN/EUR	09/19/12	1,405,743	45,376
	MYR/USD	07/09/12	1,954,371	3,371
JPMorgan Securities, Inc.	USD/ILS	09/19/12	4,882,233	35,767
Royal Bank of Canada	BRL/USD	07/23/12	1,718,620	35,620
	MXN/USD	09/19/12	3,878,025	182,178
Royal Bank of Scotland PLC	TRY/USD	09/19/12	1,686,538	6,538
	USD/CNY	09/04/12	4,594,960	31,040
	USD/TRY	09/19/12	1,670,563	12,437
State Street Bank	MXN/USD	09/19/12	13,470,191	609,191
UBS AG (London)	MXN/EUR	09/19/12	351,520	11,233
	RUB/USD	07/05/12	1,649,505	24,505
	RUB/USD	07/16/12	2,000,157	15,157

TOTAL				$3,323,368

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America N.A.	CNY/USD	09/04/12	$1,929,498	$(19,502)
Barclays Bank PLC	MYR/USD	07/05/12	1,650,295	(3,705)
	MYR/USD	07/09/12	1,592,620	(9,078)
	USD/EUR	09/19/12	1,694,559	(2,002)
	USD/MYR	07/09/12	3,605,861	(20,861)
	USD/ZAR	09/19/12	4,133,888	(90,888)
Citibank NA	ILS/USD	09/19/12	1,619,849	(19,151)
	TWD/USD	07/19/12	3,354,243	(5,757)
	USD/EUR	09/19/12	8,231,054	(84,940)
	USD/MXN	09/19/12	1,762,837	(76,837)
	USD/RUB	07/06/12	2,011,529	(19,529)
Credit Suisse International (London)	USD/RUB	07/05/12	3,285,725	(50,287)
Deutsche Bank AG (London)	CNY/USD	09/04/12	7,874,750	(76,801)
	ILS/USD	09/19/12	3,212,955	(29,312)
	USD/EUR	09/19/12	3,385,318	(3,270)
	USD/KRW	07/13/12	2,474,982	(11,578)
	USD/TWD	07/19/12	3,381,895	(8,895)
	USD/ZAR	09/19/12	1,307,269	(23,269)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

HSBC Bank PLC	USD/BRL	07/23/12	$1,701,530	$(18,530)
	USD/EUR	09/19/12	3,423,312	(51,382)
	USD/MXN	09/19/12	1,110,897	(57,897)
	USD/RUB	07/16/12	1,930,001	(17,255)
JPMorgan Securities, Inc.	USD/EUR	07/25/12	32,313,389	(108,690)
	USD/EUR	09/19/12	3,385,318	(37,334)
Royal Bank of Canada	USD/BRL	07/18/12	4,929,629	(163,005)
	USD/MXN	07/27/12	16,875,359	(878,808)
Royal Bank of Scotland PLC	USD/MYR	07/05/12	1,622,878	(17,878)
	USD/ZAR	09/19/12	1,721,490	(52,350)
State Street Bank	USD/MXN	07/27/12	2,818,308	(137,935)
	USD/MXN	09/19/12	1,748,485	(68,485)
UBS AG (London)	USD/PHP	07/09/12	1,679,715	(7,715)
	USD/RUB	07/06/12	1,315,665	(39,665)

TOTAL				$(2,212,591)

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	155	March 2014	$38,505,875	$73,677
Eurodollars	242	September 2014	60,058,350	268,847
Eurodollars	(155)	March 2015	(38,403,187)	(177,047)
Eurodollars	(242)	September 2015	(59,816,350)	(466,765)
Ultra Long U.S. Treasury Bonds	(269)	September 2012	(44,880,969)	(312,517)
5 Year U.S. Treasury Notes	585	September 2012	72,521,719	44,066
10 Year U.S. Treasury Notes	431	September 2012	57,484,625	(172,673)
30 Year U.S. Treasury Bonds	463	September 2012	68,509,531	(183,980)

TOTAL				$(926,392)

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,280,762,714

Gross unrealized gain	55,960,452
Gross unrealized loss	(16,237,020)

Net unrealized security gain	$39,723,432

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 89.5%
Aerospace – 0.6%
Spirit AeroSystems, Inc. (BB-/Ba3)
	$3,000,000	7.500%	10/01/17	$ 3,262,500
	4,900,000	6.750	12/15/20	5,316,500
TransDigm, Inc. (B-/B3)
	21,300,000	7.750	12/15/18	23,323,500

				31,902,500

Agriculture(a) – 0.3%
JBS USA LLC/JBS USA Finance, Inc. (BB/B1)
	16,900,000	8.250	02/01/20	16,646,500

Airlines(a) – 0.4%
Air Canada (B+/B2)
	20,500,000	9.250	08/01/15	19,794,800
Delta Air Lines, Inc. (BB-/Ba2)
	5,654,000	9.500	09/15/14	5,979,105

				25,773,905

Automotive – 2.3%
Chrysler Group LLC/CG Co-Issuer, Inc. (B/B2)
	1,800,000	8.000	06/15/19	1,849,500
Ford Motor Co. (BB+/Baa3)
	2,600,000	6.500	08/01/18	2,912,000
	1,750,000	6.625	10/01/28	2,012,500
	32,400,000	7.450	07/16/31	40,540,500
Ford Motor Credit Co. LLC (BB+/Baa3)
	19,750,000	7.000	04/15/15	21,924,590
	8,000,000	12.000	05/15/15	9,910,204
	20,000,000	8.000	12/15/16	23,635,912
	1,400,000	4.250	02/03/17	1,466,223
	11,125,000	6.625	08/15/17	12,653,691
	7,050,000	5.875	08/02/21	7,827,217
General Motors Financial Co., Inc. (BB-/Ba3)
	8,250,000	6.750	06/01/18	9,002,813
General Motors Liquidation Co. (NR/NR)(b)
	7,125,000	7.125	07/15/13	—
	2,000,000	7.700	04/15/16	—
	1,000,000	8.800	03/01/49	—
	14,500,000	8.375	07/15/49	—

				133,735,150

Automotive Parts – 2.5%
Accuride Corp. (B/B2)
	16,350,000	9.500	08/01/18	16,840,500
Allison Transmission, Inc. (B-/B3)(a)
	11,750,000	7.125	05/15/19	12,278,750
American Axle & Manufacturing Holdings, Inc. (B/B2)
	100,000	7.875	03/01/17	103,250
American Axle & Manufacturing Holdings, Inc. (BB+/Ba1)(a)
	9,000,000	9.250	01/15/17	9,922,500
American Axle & Manufacturing, Inc. (B/B1)
	7,500,000	7.750	11/15/19	7,950,000
American Tire Distributors Holdings, Inc. (B-/B2)
	8,625,000	9.750	06/01/17	9,185,625
ArvinMeritor, Inc. (B-/B3)
	10,200,000	10.625	03/15/18	10,786,500
Mark IV USA Lux SCA/Mark IV USA SCA (BB-/Ba3)
EUR	4,500,000	8.875	12/15/17	5,808,641

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Automotive Parts – (continued)
Meritor, Inc. (B-/NR)(c)(d)
$6,250,000	4.625%	03/01/26	$ 5,446,875
2,150,000	4.000	02/15/27	1,582,318
Meritor, Inc. (B-/B3)
940,000	8.125	09/15/15	989,350
Navistar International Corp. (B/B1)
19,643,000	8.250	11/01/21	18,857,280
Navistar International Corp. (CCC+/NR)
11,350,000	3.000	10/15/14	10,567,815
Schaeffler Finance BV (B/B1)(a)
6,200,000	7.750	02/15/17	6,479,000
Tenneco, Inc. (BB-/B1)
5,400,000	7.750	08/15/18	5,859,000
5,500,000	6.875	12/15/20	5,940,000
The Goodyear Tire & Rubber Co. (B+/B1)
5,450,000	8.750	08/15/20	5,872,375
Tomkins LLC/Tomkins, Inc. (B+/B1)
10,500,000	9.000	10/01/18	11,628,750

			146,098,529

Banks – 0.7%
Bank of America Corp. (BB+/B1)(e)
8,050,000	8.000	01/30/49	8,372,000
Merrill Lynch & Co., Inc. (BBB+/Baa3)
14,900,000	6.110	01/29/37	14,037,785
18,500,000	7.750	05/14/38	20,970,310

			43,380,095

Building Materials – 0.4%
Headwaters, Inc. (B+/B2)
9,000,000	7.625	04/01/19	8,865,000
PLY Gem Industries, Inc. (B-/Caa1)
11,500,000	8.250	02/15/18	11,270,000
USG Corp. (BB-/B2)(a)
5,250,000	9.750	08/01/14	5,827,500

			25,962,500

Capital Goods – 0.9%
Altra Holdings, Inc. (BB-/Ba3)
5,000,000	8.125	12/01/16	5,375,000
Dynacast International LLC/Dynacast Finance, Inc. (B/B2)(a)
8,785,000	9.250	07/15/19	9,147,381
Mueller Water Products, Inc. (CCC+/Caa2)
5,700,000	7.375	06/01/17	5,700,000
RBS Global, Inc./Rexnord LLC (B/B3)
16,250,000	8.500	05/01/18	17,550,000
Terex Corp. (B/Caa1)
1,550,000	8.000	11/15/17	1,596,500
Terex Corp. (BB-/B2)
6,250,000	10.875	06/01/16	6,984,375
Thermon Industries, Inc. (B+/B1)
3,010,000	9.500	05/01/17	3,314,763

			49,668,019

Chemicals – 2.0%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
15,000,000	8.875	02/01/18	15,300,000
Huntsman International LLC (B+/B2)
3,000,000	8.625	03/15/20	3,375,000
19,750,000	8.625	03/15/21	22,268,125
Kraton Polymers LLC/Kraton Polymers Capital Corp. (B+/B1)
13,350,000	6.750	03/01/19	13,917,375

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – (continued)
LyondellBasell Industries NV (BB+/Ba2)(a)
$10,800,000	5.000%		04/15/19	$ 11,301,810
MacDermid, Inc. (CCC+/Caa1)(a)
7,750,000	9.500		04/15/17	8,098,750
Omnova Solutions, Inc. (B-/B2)
14,775,000	7.875		11/01/18	14,701,125
OXEA Finance/Cy SCA (B+/B2)(a)
4,399,000	9.500		07/15/17	4,673,937
Polymer Group, Inc. (B/B1)
12,000,000	7.750		02/01/19	12,690,000
Polypore International, Inc. (B+/B3)
10,130,000	7.500		11/15/17	10,788,450

				117,114,572

Conglomerates – 0.4%
Park-Ohio Industries, Inc. (CCC+/B3)
14,532,000	8.125		04/01/21	14,858,970
TriMas Corp. (B/B1)
7,200,000	9.750		12/15/17	7,938,000

				22,796,970

Construction Machinery – 0.8%
Case New Holland, Inc. (BB+/Ba2)
465,000	7.750		09/01/13	494,062
10,850,000	7.875		12/01/17	12,477,500
CNH America LLC (BB+/Ba2)
953,000	7.250		01/15/16	1,049,491
Dematic SA (B/B2)(a)
11,500,000	8.750		05/01/16	12,055,287
Mcron Finance Sub LLC (B+/B1)(a)
5,700,000	8.375		05/15/19	5,700,000
The Manitowoc Co., Inc. (B+/B3)
5,200,000	9.500		02/15/18	5,674,500
9,200,000	8.500		11/01/20	9,936,000

				47,386,840

Consumer Products - Household & Leisure – 1.9%
Affinion Group Holdings, Inc. (CCC+/Caa1)
3,425,000	11.625		11/15/15	2,680,062
Affinion Group, Inc. (CCC+/B3)
18,750,000	7.875		12/15/18	15,984,375
Affinion Group, Inc. (CCC+/Caa1)
1,950,000	11.500		10/15/15	1,657,500
Armored Autogroup, Inc. (CCC/Caa1)(a)
8,800,000	9.500		11/01/18	7,590,000
Easton-Bell Sports, Inc. (B-/B2)
10,500,000	9.750		12/01/16	11,471,250
Elizabeth Arden, Inc. (BB-/B1)
4,250,000	7.375		03/15/21	4,664,375
Jarden Corp. (B/B2)
19,100,000	7.500		05/01/17	21,439,750
1,271,000	7.500		01/15/20	1,401,278
Jarden Corp. (BB-/Ba3)
2,375,000	8.000		05/01/16	2,582,812
Spectrum Brands Holdings, Inc. (B/B1)
13,650,000	9.500		06/15/18	15,424,500
5,450,000	9.500	(a)	06/15/18	6,158,500
Spectrum Brands Holdings, Inc. (B-/B3)(a)
2,050,000	6.750		03/15/20	2,111,500
Visant Corp. (B-/Caa1)
16,040,000	10.000		10/01/17	15,879,600

				109,045,502

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products - Industrial – 0.7%
HD Supply, Inc. (B+/B2)(a)
$19,600,000	8.125%		04/15/19	$ 21,168,000
HD Supply, Inc. (CCC+/Caa1)(a)
15,300,000	11.000		04/15/20	16,485,750
Interline Brands, Inc. (BB/B2)
3,359,000	7.000		11/15/18	3,493,360

				41,147,110

Consumer Products - Non Durable – 0.8%
Constellation Brands, Inc. (BB+/Ba1)
4,500,000	8.375		12/15/14	5,113,125
9,443,000	7.250		05/15/17	10,741,413
Prestige Brands, Inc. (B-/B3)(a)
2,700,000	8.125		02/01/20	2,912,625
Prestige Brands, Inc. (BB-/Ba3)
6,000,000	8.250		04/01/18	6,570,000
Sally Holdings LLC (BB+/Ba3)
10,200,000	6.875		11/15/19	11,067,000
9,000,000	5.750		06/01/22	9,405,000

				45,809,163

Defense – 0.4%
ADS Tactical, Inc. (B/B3)(a)
10,006,000	11.000		04/01/18	10,031,015
Huntington Ingalls Industries, Inc. (B+/Ba3)
4,000,000	6.875		03/15/18	4,180,000
L-3 Communications Corp. (BB+/Ba1)
7,302,000	6.375		10/15/15	7,466,295

				21,677,310

Emerging Markets – 0.6%
Digicel Group Ltd. (NR/Caa1)(a)
11,100,000	8.875		01/15/15	11,211,000
2,095,000	9.125		01/15/15	2,115,950
7,400,000	10.500		04/15/18	7,723,750
Digicel Ltd. (NR/B1)(a)
400,000	8.250		09/01/17	404,000
7,800,000	7.000		02/15/20	7,517,250
Fosun International Ltd. (BB+/B1)
4,500,000	7.500		05/12/16	4,353,750

				33,325,700

Energy - Coal – 1.1%
Arch Coal, Inc. (B-/B3)
20,550,000	7.000		06/15/19	17,262,000
Peabody Energy Corp. (BB+/Ba1)
2,500,000	7.375		11/01/16	2,743,750
14,600,000	6.000	(a)	11/15/18	14,563,500
8,750,000	6.250	(a)	11/15/21	8,640,625
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. (B/B2)
14,000,000	8.250		04/15/18	14,140,000
SunCoke Energy, Inc. (B+/B1)
4,850,000	7.625		08/01/19	4,692,375

				62,042,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – 7.3%
Antero Resources Finance Corp. (B+/B2)
$2,800,000	9.375%		12/01/17	$ 3,080,000
Berry Petroleum Co. (B+/B1)
12,550,000	6.375		09/15/22	12,926,500
Chaparral Energy, Inc. (B-/B3)
10,300,000	9.875		10/01/20	11,433,000
6,400,000	8.250		09/01/21	6,768,000
6,250,000	7.625	(a)	11/15/22	6,328,125
Chesapeake Energy Corp. (BB-/Ba3)(c)
18,550,000	2.500		05/15/37	15,936,305
850,000	2.250		12/15/38	675,370
Cimarex Energy Co. (BB+/Ba1)
5,600,000	5.875		05/01/22	5,810,000
Concho Resources, Inc. (BB+/B1)
760,000	7.000		01/15/21	813,200
4,650,000	6.500		01/15/22	4,824,375
Continental Resources, Inc. (BB+/Ba2)
4,103,000	7.375		10/01/20	4,569,716
Copano Energy LLC/ Copano Energy Finance Corp. (B+/B1)
10,000,000	7.125		04/01/21	10,300,000
Crosstex Energy LP (B+/B2)(a)
1,550,000	7.125		06/01/22	1,526,750
Denbury Resources, Inc. (BB/B1)
4,150,000	9.750		03/01/16	4,523,500
5,000,000	8.250		02/15/20	5,475,000
3,500,000	6.375		08/15/21	3,631,250
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. (B/B3)
11,195,000	8.375		06/01/19	11,139,025
Encore Acquisition Co. (BB/B1)
3,750,000	9.500		05/01/16	4,101,563
EV Energy Partners LP (B-/B3)
5,968,000	8.000		04/15/19	5,923,240
Gulfmark Offshore, Inc. (BB-/B1)(a)
2,200,000	6.375		03/15/22	2,202,750
Key Energy Services, Inc. (BB-/B1)
4,930,000	6.750		03/01/21	4,806,750
Kodiak Oil & Gas Corp. (B-/Caa1)(a)
9,200,000	8.125		12/01/19	9,430,000
Laredo Petroleum, Inc. (B-/B3)
15,000,000	9.500		02/15/19	16,725,000
Linn Energy LLC/Linn Energy Finance Corp. (B/B2)
10,000,000	6.500	(a)	05/15/19	9,837,500
17,450,000	6.250	(a)	11/01/19	16,991,937
1,700,000	8.625		04/15/20	1,831,750
8,350,000	7.750		02/01/21	8,715,312
Newfield Exploration Co. (BB+/Ba2)
3,800,000	7.125		05/15/18	4,023,250
8,890,000	6.875		02/01/20	9,423,400
Newfield Exploration Co. (BBB-/Ba1)
10,000,000	5.750		01/30/22	10,450,000
10,200,000	5.625		07/01/24	10,404,000
NFR Energy LLC/NFR Energy Finance Corp. (B-/Caa1)(a)
6,250,000	9.750		02/15/17	5,156,250
Petroleos de Venezuela SA (B+/NR)
5,000,000	5.250		04/12/17	3,537,500
12,000,000	8.500		11/02/17	9,720,000
Pioneer Natural Resources Co. (BBB-/Baa3)
4,000,000	6.650		03/15/17	4,640,000
5,000,000	6.875		05/01/18	5,900,000
Plains Exploration & Production Co. (BB-/B1)
12,100,000	6.125		06/15/19	12,100,000
8,000,000	8.625		10/15/19	8,830,000
7,250,000	7.625		04/01/20	7,685,000
20,750,000	6.625		05/01/21	20,957,500
27,400,000	6.750		02/01/22	27,879,500
Precision Drilling Corp. (BB+/Ba1)
2,150,000	6.500		12/15/21	2,203,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Quicksilver Resources, Inc. (CCC+/B2)
$10,000,000	11.750%		01/01/16	$ 9,750,000
Range Resources Corp. (BB/Ba3)
1,700,000	8.000		05/15/19	1,844,500
1,000,000	6.750		08/01/20	1,082,500
2,950,000	5.000		08/15/22	2,902,063
Resolute Energy Corp. (B-/B3)(a)
9,500,000	8.500		05/01/20	9,476,250
Samson Investment Co. (B/B1)(a)
8,500,000	9.750		02/15/20	8,436,250
SandRidge Energy, Inc. (NR/B3)
6,875,000	7.500		03/15/21	6,754,688
SandRidge Energy, Inc. (B/B3)
2,650,000	9.875		05/15/16	2,901,750
6,925,000	8.000	(a)	06/01/18	7,011,563
3,250,000	8.750		01/15/20	3,388,125
12,250,000	8.125	(a)	10/15/22	12,280,625
SM Energy Co. (BB/B1)
6,050,000	6.500		11/15/21	6,155,875
Stone Energy Corp. (B/B3)
11,575,000	8.625		02/01/17	11,719,687
Whiting Petroleum Corp. (BB+/Ba3)
5,000,000	7.000		02/01/14	5,300,000
1,015,000	6.500		10/01/18	1,075,900

				423,315,844

Energy - Services – 1.9%
Atwood Oceanics, Inc. (BB/Ba3)
6,750,000	6.500		02/01/20	7,053,750
Basic Energy Services, Inc. (B+/B2)
12,450,000	7.750		02/15/19	11,889,750
Bristow Group, Inc. (BB/Ba3)
2,550,000	7.500		09/15/17	2,626,500
Continental Resources, Inc. (BB+/Ba2)(a)
8,900,000	5.000		09/15/22	9,033,500
Key Energy Services, Inc. (BB-/B1)(a)
8,400,000	6.750		03/01/21	8,190,000
OGX Austria GMBH (B/B1)(a)
8,800,000	8.375		04/01/22	7,623,995
OGX Petroleo e Gas Participacoes SA (B/B1)(a)
25,000,000	8.500		06/01/18	22,216,486
Pioneer Drilling Co. (B+/B3)
2,100,000	9.875		03/15/18	2,205,000
6,100,000	9.875	(a)	03/15/18	6,405,000
SESI LLC (BBB-/Ba3)
5,100,000	6.875		06/01/14	5,093,625
6,200,000	7.125	(a)	12/15/21	6,758,000
Trinidad Drilling Ltd. (BB-/B1)(a)
17,053,000	7.875		01/15/19	18,118,813

				107,214,419

Entertainment & Leisure – 0.9%
AMC Entertainment, Inc. (CCC+/Caa1)
3,800,000	9.750		12/01/20	4,094,500
Carmike Cinemas, Inc. (B/B2)
7,650,000	7.375		05/15/19	7,927,312
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (B/B2)
6,625,000	9.125		08/01/18	7,353,750
Cinemark USA, Inc. (B/B3)
3,850,000	7.375		06/15/21	4,162,812
Cinemark USA, Inc. (B+/B2)
1,075,000	8.625		06/15/19	1,190,563

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment & Leisure – (continued)
GWR Operating Partnership LLP (BB-/B3)
	$8,167,000	10.875%		04/01/17	$ 9,147,040
MU Finance PLC (NR/NR)(a)
	13,250,000	8.375		02/01/17	14,343,125
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. (B-/B2)(a)
	2,225,000	8.875		04/15/17	2,291,750

					50,510,852

Environmental – 0.1%
Casella Waste Systems, Inc. (CCC+/Caa2)
	7,412,000	7.750		02/15/19	7,300,820

Finance – 6.4%
ACE Cash Express, Inc. (B/B3)(a)
	10,050,000	11.000		02/01/19	8,844,000
Ally Financial, Inc. (B+/B1)
	14,900,000	6.750		12/01/14	15,682,250
	7,700,000	4.625		06/26/15	7,690,375
	34,080,000	6.250		12/01/17	35,869,200
	10,050,000	8.000		03/15/20	11,607,750
	5,750,000	8.000		11/01/31	6,698,750
American General Finance Corp. (CCC/Caa1)
	12,164,000	6.900		12/15/17	9,670,380
CIT Group, Inc. (BB-/B1)
	20,000,000	5.250	(a)	04/01/14	20,750,000
	8,500,000	4.750	(a)	02/15/15	8,755,000
	3,450,000	7.000	(a)	05/02/16	3,450,000
	7,582,240	7.000	(a)	05/02/17	7,563,284
	13,200,000	5.000		05/15/17	13,530,000
	9,950,000	5.250		03/15/18	10,248,500
	30,700,000	5.500	(a)	02/15/19	31,621,000
Citigroup Capital XXI (BB/Ba2)(e)
	14,150,000	8.300		12/21/57	14,164,150
GMAC International Finance BV (B+/B1)
EUR	7,200,000	7.500		04/21/15	9,476,058
International Lease Finance Corp. (BBB-/Ba2)(a)
	$1,000,000	6.750		09/01/16	1,072,500
	4,900,000	7.125		09/01/18	5,439,000
International Lease Finance Corp. (BBB-/Ba3)
	13,635,000	6.625		11/15/13	14,112,225
	1,000,000	5.650		06/01/14	1,021,250
	3,750,000	4.875		04/01/15	3,750,000
	12,125,000	8.625		09/15/15	13,428,438
	20,950,000	5.750		05/15/16	21,264,250
	10,500,000	8.750		03/15/17	11,812,500
National Money Mart Co. (B+/B2)
	8,800,000	10.375		12/15/16	9,702,000
Oppenheimer Holdings, Inc. (B+/B2)
	9,933,000	8.750		04/15/18	9,833,670
Provident Funding Associates (B/B2)(a)
	6,125,000	10.125		02/15/19	5,696,250
Provident Funding Associates (BB/Ba3)(a)
	2,750,000	10.250		04/15/17	2,866,875
RBS Capital Trust I (BB/B3)(e)
	6,375,000	4.709		12/29/49	3,697,500
RBS Capital Trust III (BB/B3)(e)
	22,750,000	5.512		09/29/49	13,195,000
Regions Bank (BBB-/Ba3)
	7,000,000	7.500		05/15/18	7,822,500
Royal Bank of Scotland Group PLC (BB/Ba3)(a)(e)
	8,415,000	6.990		10/29/49	6,395,400
Royal Bank of Scotland PLC (BBB-/NR)(e)
	8,850,000	9.500		03/16/22	9,230,550

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Finance – (continued)
Speedy Cash, Inc. (B/B3)(a)
	$11,000,000	10.750%	05/15/18	$ 11,330,000
Synovus Financial Corp. (B/B2)
	4,650,000	7.875	02/15/19	4,894,125

				372,184,730

Finance Insurance – 0.7%
AXA SA (BBB/Baa1)(a)(e)
	14,300,000	6.463	12/14/49	11,797,500
HUB International Holdings, Inc. (CCC+/Caa1)(a)
	4,500,000	9.000	12/15/14	4,567,500
Liberty Mutual Group, Inc. (BB/Baa3)(a)
	14,625,000	7.800	03/15/37	14,771,250
Towergate Finance PLC (NR/Ba3)
GBP	6,250,000	8.500	02/15/18	9,201,138

				40,337,388

Food – 1.3%
Bumble Bee Acquisition Corp. (B/B2)(a)
	$6,082,000	9.000	12/15/17	6,112,410
Bumble Bee Holdco SCA (CCC+/Caa1)(a)(f)
	10,375,000	9.625	03/15/18	9,441,250
Del Monte Corp. (CCC+/B3)
	24,100,000	7.625	02/15/19	24,401,250
Foodcorp Pty Ltd. (B-/B2)
EUR	5,250,000	8.750	03/01/18	6,510,993
Pilgrim’s Pride Corp. (B-/Caa1)
	$9,850,000	7.875	12/15/18	9,997,750
Pinnacle Foods Finance LLC (CCC+/Caa1)
	10,000,000	9.250	04/01/15	10,275,000
Post Holdings, Inc. (B+/B1)(a)
	8,700,000	7.375	02/15/22	9,156,750

				75,895,403

Gaming – 6.1%
Caesars Entertainment Operating Co., Inc. (B/B2)
	14,700,000	11.250	06/01/17	16,023,000
Caesars Entertainment Operating Co., Inc. (CCC/NR)
	14,750,000	10.000	12/15/15	12,906,250
	13,600,000	10.000	12/15/18	9,282,000
Caesars Entertainment Operating Co., Inc. (CCC/Caa2)
	7,050,000	12.750	04/15/18	5,499,000
Caesars Entertainment Operating Co., Inc. (CCC/Caa3)
	2,724,000	5.375	12/15/13	2,526,510
	2,564,000	5.625	06/01/15	2,115,300
	6,850,000	10.750	02/01/16	5,377,250
CCM Merger, Inc. (CCC+/Caa2)(a)
	12,150,000	9.125	05/01/19	12,301,875
Chester Downs & Marina LLC (B+/B3)(a)
	6,650,000	9.250	02/01/20	6,882,750
Chukchansi Economic Development Authority (NR/Caa2)(a)
	5,078,000	9.750	05/30/20	4,037,010
CityCenter Holdings LLC/CityCenter Finance Corp. (CCC/Caa2)(f)
	15,000,000	10.750	01/15/17	16,462,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/B3)(a)
	7,000,000	10.500	07/01/19	7,210,000
Gala Group Finance PLC (B+/B3)
GBP	4,300,000	8.875	09/01/18	5,892,643
Gateway Casinos & Entertainment Ltd. (BB-/B3)(a)
CAD	6,375,000	8.875	11/15/17	6,683,700
Marina District Finance Co., Inc. (BB-/B2)
	$7,525,000	9.500	10/15/15	7,261,625
	10,000,000	9.875	08/15/18	9,400,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Gaming – (continued)
MCE Finance Ltd. (BB-/B1)
	$10,875,000	10.250%		05/15/18	$ 12,370,312
MGM Resorts International (B+/Ba2)
	11,500,000	13.000		11/15/13	13,110,000
	4,750,000	11.125		11/15/17	5,331,875
	2,500,000	9.000		03/15/20	2,787,500
MGM Resorts International (B-/B3)
	5,500,000	4.250		04/15/15	5,590,750
	24,950,000	6.625		07/15/15	25,698,500
	20,000,000	6.875		04/01/16	20,400,000
	18,125,000	7.500		06/01/16	18,850,000
	10,000,000	10.000		11/01/16	11,150,000
	9,900,000	11.375		03/01/18	11,632,500
	8,000,000	8.625	(a)	02/01/19	8,560,000
	3,100,000	7.750		03/15/22	3,154,250
Mohegan Tribal Gaming Authority (CCC/NR)(a)
	16,000,000	10.500		12/15/16	13,920,000
	1,555,000	11.000		09/15/18	1,045,738
Peermont Proprietary Global Ltd. (B-/B3)
EUR	10,050,000	7.750		04/30/14	11,764,397
Peninsula Gaming LLC (B/Caa1)
	$10,000,000	10.750		08/15/17	11,450,000
Pinnacle Entertainment, Inc. (B/B3)
	7,375,000	8.750		05/15/20	8,075,625
	4,400,000	7.750		04/01/22	4,697,000
Pinnacle Entertainment, Inc. (BB-/B1)
	8,150,000	8.625		08/01/17	8,842,750
Scientific Games International, Inc. (BB-/B1)
	4,500,000	9.250		06/15/19	4,927,500
Shingle Springs Tribal Gaming Authority (CCC/Caa2)(a)
	7,650,000	9.375		06/15/15	5,775,750
Snoqualmie Entertainment Authority (B/B3)(a)
	2,825,000	4.532	(e)	02/01/14	2,690,813
	11,750,000	9.125		02/01/15	11,926,250

					353,612,923

Health Care - Medical Products – 0.5%
Catalent Pharma Solutions, Inc. (B/Caa1)(e)(f)
	1,249,943	9.500		04/15/15	1,287,441
ConvaTec Healthcare E SA (B/Caa1)(a)
	4,007,000	10.500		12/15/18	3,966,930
ConvaTec Healthcare E SA (B+/Ba3)
EUR	750,000	7.375		12/15/17	979,971
Fresenius Medical Care US Finance, Inc. (BB+/Ba2)
	$6,625,000	6.875		07/15/17	7,381,817
	1,000,000	6.500	(a)	09/15/18	1,080,000
	8,200,000	5.750	(a)	02/15/21	8,548,500
PSS World Medical, Inc. (BB-/Ba3)(a)
	5,450,000	6.375		03/01/22	5,613,500

					28,858,159

Health Care - Pharmaceuticals – 0.8%
Capsugel FinanceCo. SCA (B/Caa1)(a)
EUR	6,600,000	9.875		08/01/19	9,020,478
Endo Pharmaceuticals Holdings, Inc. (BB-/Ba3)
	$10,600,000	7.250		01/15/22	11,527,500
Valeant Pharmaceuticals International (BB-/B1)(a)
	8,000,000	6.500		07/15/16	8,320,000
	15,742,000	6.875		12/01/18	16,292,970
	50,000	7.250		07/15/22	50,125

					45,211,073

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – 6.2%
American Renal Holdings Co., Inc. (B/B2)
$15,726,000	8.375%		05/15/18	$ 16,708,875
American Renal Holdings Co., Inc. (CCC+/Caa2)(f)
13,844,418	9.750		03/01/16	14,709,694
Community Health Systems, Inc. (B/B3)
12,750,000	8.000		11/15/19	13,515,000
DaVita, Inc. (B/B2)
12,200,000	6.375		11/01/18	12,627,000
Emergency Medical Services Corp. (B-/Caa1)
16,500,000	8.125		06/01/19	17,160,000
Gentiva Health Services, Inc. (CCC/Caa2)
5,500,000	11.500		09/01/18	4,757,500
HCA, Inc. (B-/B3)
1,000,000	6.375		01/15/15	1,060,000
41,000,000	7.500		02/15/22	44,792,500
HCA, Inc. (BB/B2)
1,625,000	9.875		02/15/17	1,779,375
HCA, Inc. (BB/Ba3)
6,700,000	8.500		04/15/19	7,487,250
41,500,000	6.500		02/15/20	45,027,500
22,175,000	7.875		02/15/20	24,614,250
21,250,000	7.250		09/15/20	23,375,000
Health Management Associates, Inc. (B-/B3)(a)
17,100,000	7.375		01/15/20	18,126,000
Health Management Associates, Inc. (BB-/NR)
4,900,000	6.125		04/15/16	5,194,000
HEALTHSOUTH Corp. (BB-/B1)
4,800,000	7.250		10/01/18	5,100,000
6,000,000	8.125		02/15/20	6,585,000
6,200,000	7.750		09/15/22	6,634,000
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba1)
25,000,000	6.875		05/01/21	26,062,500
11,650,000	6.375		02/15/22	11,737,375
OnCure Holdings, Inc. (B-/Caa3)
3,950,000	11.750		05/15/17	2,804,500
Radiation Therapy Services, Inc. (CCC+/Caa2)
7,675,000	9.875		04/15/17	5,986,500
Tenet Healthcare Corp. (BB-/B1)
2,015,000	10.000		05/01/18	2,302,138
16,550,000	6.250		11/01/18	17,460,250
5,550,000	8.875		07/01/19	6,202,125
Tenet Healthcare Corp. (CCC+/Caa1)
6,350,000	8.000		08/01/20	6,556,375
US Oncology, Inc. (NR/NR)
32,250,000	9.125		08/15/17	483,750
USPI Finance Corp. (CCC+/Caa1)(a)
9,400,000	9.000		04/01/20	9,917,000

				358,765,457

Home Construction – 0.7%
KB HOME (B/B2)
353,000	6.250		06/15/15	349,470
9,100,000	8.000		03/15/20	9,282,000
Meritage Homes Corp. (B+/B1)
5,001,000	7.150		04/15/20	5,201,040
13,850,000	7.000	(a)	04/01/22	14,265,500
PulteGroup, Inc. (BB-/B1)
6,400,000	5.200		02/15/15	6,576,000
Toll Brothers Finance Corp. (BB+/Ba1)
5,000,000	5.875		02/15/22	5,287,500

				40,961,510

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Lodging – 0.8%
Felcor Lodging LP (B-/B2)
$5,802,000	10.000%		10/01/14	$ 6,621,532
10,000,000	6.750		06/01/19	10,250,000
Host Hotels & Resorts LP (BB+/Ba1)
6,700,000	6.750		06/01/16	6,892,625
8,300,000	6.000		11/01/20	9,067,750
9,000,000	6.000		10/01/21	9,900,000
4,000,000	5.250	(a)	03/15/22	4,090,000

				46,821,907

Machinery – 0.3%
Constellation Enterprises LLC (B/B2)(a)
6,650,000	10.625		02/01/16	6,666,625
Dresser-Rand Group, Inc. (B+/Ba3)
11,500,000	6.500		05/01/21	11,931,250

				18,597,875

Media - Broadcasting & Radio – 2.0%
Allbritton Communications Co. (B/B2)
5,650,000	8.000		05/15/18	5,904,250
Bonten Media Acquisition Co. (CCC-/Caa3)(a)(e)
4,031,664	9.000		06/01/15	2,620,582
Clear Channel Communications, Inc. (CCC+/Caa1)
5,250,000	9.000		03/01/21	4,567,500
Entercom Radio LLC (B-/Caa1)
9,475,000	10.500		12/01/19	10,138,250
Fox Acquisition Sub LLC (B-/Caa1)(a)
8,200,000	13.375		07/15/16	8,794,500
Gray Television, Inc. (CCC+/Caa2)
13,729,000	10.500		06/29/15	14,278,160
LIN Television Corp. (CCC+/Caa1)
14,200,000	8.375		04/15/18	14,519,500
Local TV Finance LLC (CCC+/Caa2)(a)(f)
7,315,376	9.250		06/15/15	7,379,386
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (B/B3)
4,450,000	8.875		04/15/17	4,711,437
Salem Communications Corp. (B/B2)
2,593,000	9.625		12/15/16	2,865,265
Sinclair Television Group, Inc. (BB-/B1)(a)
4,000,000	9.250		11/01/17	4,415,000
Sirius XM Radio, Inc. (BBB-/Ba2)(a)
3,750,000	9.750		09/01/15	3,975,000
Univision Communications, Inc. (B+/B2)(a)
17,150,000	6.875		05/15/19	17,664,500
1,500,000	7.875		11/01/20	1,605,000
Univision Communications, Inc. (CCC+/Caa2)(a)
6,000,000	8.500		05/15/21	6,060,000
XM Satellite Radio, Inc. (BB/B2)(a)
6,650,000	7.625		11/01/18	7,148,750

				116,647,080

Media - Cable – 3.2%
Adelphia Communications Corp. (NR/NR)
2,000,000	10.250		06/15/49	15,000
Cablevision Systems Corp. (B+/B1)
3,600,000	8.625		09/15/17	4,027,500
CCO Holdings LLC/CCO Holdings Capital Corp. (B/B2)
6,080,000	13.500		11/30/16	6,764,000
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
1,000,000	7.250		10/30/17	1,092,500
4,125,000	7.875		04/30/18	4,496,250
15,000,000	7.000		01/15/19	16,275,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1) – (continued)
	$5,500,000	7.375%		06/01/20	$ 6,063,750
	15,000,000	6.500		04/30/21	16,012,500
	12,150,000	6.625		01/31/22	13,000,500
CSC Holdings LLC (BB/Ba3)
	1,561,000	7.875		02/15/18	1,748,320
	1,750,000	7.625		07/15/18	1,951,250
	5,100,000	8.625		02/15/19	5,877,750
	7,650,000	6.750	(a)	11/15/21	8,109,000
DISH DBS Corp. (BB-/Ba2)
	6,650,000	7.750		05/31/15	7,398,125
	9,850,000	7.125		02/01/16	10,810,375
	800,000	7.875		09/01/19	922,000
	26,800,000	6.750		06/01/21	29,011,000
Harron Communications LP/Harron Finance Corp. (B-/Caa1)(a)
	5,450,000	9.125		04/01/20	5,695,250
Unitymedia GmbH (B-/B3)
EUR	750,000	9.625		12/01/19	1,033,561
Unitymedia Hessen GmbH (BB-/Ba3)(a)
	885,000	8.125		12/01/17	940,405
UPC Holding BV (B-/B2)
	20,100,000	8.375		08/15/20	26,305,475
Virgin Media Finance PLC (BB-/Ba2)
	$3,000,000	9.500		08/15/16	3,352,500
	11,000,000	8.375		10/15/19	12,347,500
	4,200,000	5.250		02/15/22	4,308,681
Virgin Media Investment Holdings Ltd. (BBB-/Baa3)
	125,000	6.500		01/15/18	136,090

					187,694,282

Media - Diversified – 0.5%
Quebecor Media, Inc. (B+/B1)(a)
CAD	12,875,000	7.375		01/15/21	13,272,088
Videotron Ltee (BB/Ba1)
	$5,625,000	9.125		04/15/18	6,159,375
	11,350,000	5.000	(a)	07/15/22	11,520,250

					30,951,713

Metals – 2.0%
AK Steel Corp. (B+/B2)
	10,850,000	7.625		05/15/20	9,195,375
	12,500,000	8.375		04/01/22	10,500,000
Calcipar SA (BB/B1)
EUR	4,400,000	1.853	(e)	07/01/14	5,317,628
	$17,950,000	6.875	(a)	05/01/18	17,564,827
FMG Resources (August 2006) Pty Ltd. (BB-/Ba3)(a)
	7,750,000	6.375		02/01/16	7,779,209
	2,550,000	6.000		04/01/17	2,538,009
Inmet Mining Corp. (B+/B1)(a)
	18,400,000	8.750		06/01/20	18,124,000
Novelis, Inc. (B/B2)
	5,000,000	8.375		12/15/17	5,350,000
	5,900,000	8.750		12/15/20	6,372,000
Steel Dynamics, Inc. (BB+/Ba2)
	7,750,000	7.375		11/01/12	7,846,875
	11,450,000	7.750		04/15/16	11,822,125
Thompson Creek Metals Co., Inc. (CCC+/Caa2)
	19,560,000	7.375		06/01/18	15,806,436

					118,216,484

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Packaging – 3.3%
Ardagh Glass Finance PLC (B-/B3)
EUR	6,000,000	8.750%		02/01/20	$ 7,327,240
Ardagh Packaging Finance PLC (B-/B3)
	$4,475,000	9.125	(a)	10/15/20	4,650,375
EUR	3,300,000	9.250		10/15/20	4,197,028
Ardagh Packaging Finance PLC (BB-/Ba3)
	3,000,000	7.375		10/15/17	3,986,322
Ball Corp. (BB+/Ba1)
	$12,550,000	5.750		05/15/21	13,428,500
	5,000,000	5.000		03/15/22	5,200,000
Berry Plastics Corp. (B/B1)(e)
	11,450,000	5.217		02/15/15	11,435,687
Beverage Packaging Holdings Luxembourg II SA (B-/Caa1)
EUR	9,500,000	8.000		12/15/16	11,361,019
	22,375,000	9.500		06/15/17	26,333,457
Crown Americas LLC (BB/Ba3)
	$7,500,000	7.625		05/15/17	8,081,250
	6,750,000	6.250		02/01/21	7,357,500
Crown Cork & Seal Co., Inc. (BB-/B1)
	1,000,000	7.375		12/15/26	1,040,000
Crown European Holdings SA (BB/Ba1)
EUR	3,625,000	7.125		08/15/18	4,954,429
Graphic Packaging International, Inc. (BB+/B2)
	$5,300,000	9.500		06/15/17	5,816,750
Greif Luxembourg Finance SCA (BB/Ba2)(a)
EUR	2,700,000	7.375		07/15/21	3,536,438
Owens-Brockway Glass Container, Inc. (BB/Ba3)(a)
	$2,750,000	3.000		06/01/15	2,624,875
Plastipak Holdings, Inc. (B/B3)(a)
	4,000,000	8.500		12/15/15	4,130,000
Reynolds Group Holdings Ltd. (B-/Caa1)(a)
	11,300,000	9.875		08/15/19	11,695,500
	8,800,000	8.500		02/15/21	8,316,000
Reynolds Group Issuer, Inc. (B-/Caa1)(a)
	7,600,000	9.000		04/15/19	7,562,000
Reynolds Group Issuer, Inc. (BB-/Ba3)(a)
	7,125,000	7.125		04/15/19	7,445,625
	10,200,000	7.875		08/15/19	11,041,500
	1,625,000	6.875		02/15/21	1,694,063
Sealed Air Corp. (BB/B1)(a)
	7,750,000	8.125		09/15/19	8,641,250
	2,950,000	8.375		09/15/21	3,318,750
Silgan Holdings, Inc. (BB-/Ba2)(a)
	8,400,000	5.000		04/01/20	8,568,000

					193,743,558

Paper – 1.7%
Ainsworth Lumber Co., Ltd. (B-/Caa1)(a)(f)
	9,324,296	11.000		07/29/15	7,645,923
Clearwater Paper Corp. (BB/Ba3)
	8,014,000	7.125		11/01/18	8,434,735
Longview Fibre Paper & Packaging, Inc. (B+/B2)(a)
	14,000,000	8.000		06/01/16	14,000,000
NewPage Corp. (NR/WR)(b)
	7,450,000	11.375		12/31/14	4,768,000
PE Paper Escrow GmbH (BB/Ba2)(a)
	6,875,000	12.000		08/01/14	7,325,312
Sappi Papier Holding GmbH (B/B2)(a)
	3,875,000	7.500		06/15/32	3,129,063
Sappi Papier Holding GmbH (BB/Ba2)(a)
	15,400,000	7.750		07/15/17	15,515,500
	8,525,000	6.625		04/15/21	7,928,250
Stone Container Finance Co. of Canada II (NR/WR)(b)
	2,250,000	7.375		07/15/14	—
Stora Enso OYJ (BB/Ba2)(a)
	8,085,000	7.250		04/15/36	7,276,500
Verso Paper Holdings LLC/Verso Paper, Inc. (BB-/Ba2)(a)
	3,550,000	11.750		01/15/19	3,585,500
Weyerhaeuser Co. (BBB-/Ba1)
	17,865,000	7.375		03/15/32	19,779,762

					99,388,545

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Printing – 0.1%
Checkout Holding Corp. (B-/Caa1)(a)(g)
	$6,375,000	0.000%		11/15/15	$ 2,884,688
SGS International, Inc. (B/B2)
	5,256,000	12.000		12/15/13	5,269,140

					8,153,828

Publishing – 0.4%
Houghton Mifflin Harcourt Publishing Co. (NR/WR)(a)(b)
	14,050,000	10.500		06/01/19	7,657,250
Nielsen Finance LLC (BB-/B2)
	3,250,000	11.500		05/01/16	3,696,875
ProQuest LLC/ProQuest Notes Co. (B-/Caa1)(a)
	14,000,000	9.000		10/15/18	12,460,000
Truvo Subsidiary Corp. (NR/WR)(b)
EUR	16,750,000	8.500		12/01/14	—

					23,814,125

Real Estate – 0.5%
CB Richard Ellis Services, Inc. (B+/Ba1)
	$6,150,000	6.625		10/15/20	6,488,250
CB Richard Ellis Services, Inc. (B+/Ba2)
	9,900,000	11.625		06/15/17	11,236,500
Realogy Corp. (CCC-/Caa1)(a)
	12,000,000	9.000		01/15/20	12,300,000

					30,024,750

Restaurants – 0.4%
DineEquity, Inc. (CCC+/B3)
	13,300,000	9.500		10/30/18	14,630,000
Seminole Hard Rock Entertainment, Inc. (BB/B2)(a)(e)
	7,000,000	2.968		03/15/14	6,790,000

					21,420,000

Retailers – 1.2%
AutoNation, Inc. (BB+/Ba2)
	7,250,000	5.500		02/01/20	7,395,000
Burlington Coat Factory Warehouse Corp. (NR/Caa1)
	8,500,000	10.000		02/15/19	9,031,250
Claire’s Stores, Inc. (CCC/Caa3)
	14,800,000	8.875		03/15/19	12,728,000
Limited Brands, Inc. (BB+/Ba1)
	14,337,000	6.625		04/01/21	15,699,015
	7,050,000	5.625		02/15/22	7,261,500
The Jones Group, Inc. (B+/Ba3)
	16,250,000	6.875		03/15/19	15,600,000

					67,714,765

Retailers - Food & Drug – 1.3%
Ingles Markets, Inc. (BB-/B1)
	6,000,000	8.875		05/15/17	6,525,000
Rite Aid Corp. (B+/B2)
	1,250,000	8.000		08/15/20	1,410,937
Rite Aid Corp. (B-/Caa1)
	2,500,000	10.375		07/15/16	2,643,750
	12,750,000	7.500		03/01/17	12,941,250
Rite Aid Corp. (CCC/Caa2)
	24,050,000	9.500		06/15/17	24,591,125
	18,285,000	9.250	(a)	03/15/20	18,444,994
Supervalu, Inc. (B/B2)
	5,375,000	7.500		11/15/14	5,455,625
	5,500,000	8.000		05/01/16	5,582,500

					77,595,181

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Business Services – 0.8%
CoreLogic, Inc. (B+/Ba3)(a)
	$14,100,000	7.250%		06/01/21	$ 14,452,500
Equinix, Inc. (BB-/Ba2)
	1,900,000	8.125		03/01/18	2,104,250
iPayment, Inc. (CCC+/B3)
	4,950,000	10.250		05/15/18	4,455,000
Sabre, Inc. (B/B1)(a)
	3,700,000	8.500		05/15/19	3,764,750
Sitel LLC / Sitel Finance Corp. (B/B1)(a)
	500,000	11.000		08/01/17	483,750
Sitel LLC / Sitel Finance Corp. (B-/Caa2)
	11,225,000	11.500		04/01/18	7,997,813
The Geo Group, Inc. (B+/B1)
	11,425,000	6.625		02/15/21	11,824,875

					45,082,938

Services Cyclical - Rental Equipment – 1.2%
Ashtead Capital, Inc. (B+/B2)(a)
	3,000,000	6.500		07/15/22	3,000,000
B-Corp Merger Sub, Inc. (CCC+/Caa1)(a)
	13,485,000	8.250		06/01/19	13,383,862
Maxim Crane Works LP (B/Caa2)(a)
	6,507,000	12.250		04/15/15	6,376,860
Mobile Mini, Inc. (B+/(P)B2)
	2,415,000	7.875		12/01/20	2,559,900
NESCO LLC (B-/Caa1)(a)
	8,000,000	11.750		04/15/17	8,200,000
RSC Equipment Rental/RSC Holdings Inc. (B/B3)
	5,250,000	8.250		02/01/21	5,565,000
United Rentals North America, Inc. (CCC+/Caa1)
	3,000,000	8.375		09/15/20	3,135,000
UR Financing Escrow Corp. (B/B3)
	6,500,000	10.875		06/15/16	7,296,250
	7,250,000	7.375	(a)	05/15/20	7,576,250
	8,700,000	7.625	(a)	04/15/22	9,113,250
UR Financing Escrow Corp. (BB-/Ba3)(a)
	2,900,000	5.750		07/15/18	3,016,000

					69,222,372

Technology - Hardware – 1.7%
Alcatel-Lucent (B/B3)
EUR	4,600,000	8.500		01/15/16	5,646,658
Alcatel-Lucent USA, Inc. (B/WR)
	$8,250,000	6.450		03/15/29	5,651,250
Brightstar Corp. (BB-/B1)(a)
	6,600,000	9.500		12/01/16	6,781,500
CDW LLC/CDW Finance Corp. (CCC+/Caa1)
	7,750,000	12.535		10/12/17	8,408,750
CommScope, Inc. (B/B3)(a)
	17,850,000	8.250		01/15/19	18,876,375
EN Germany Holdings BV (B-/B3)
EUR	11,635,000	10.750		11/15/15	14,576,842
Freescale Semiconductor, Inc. (B/B1)(a)
	$2,650,000	10.125		03/15/18	2,881,875
Freescale Semiconductor, Inc. (CCC+/Caa1)
	3,150,000	8.050		02/01/20	3,110,625
	11,000,000	10.750		08/01/20	11,825,000
MEMC Electronic Materials, Inc. (B+/Caa1)
	18,800,000	7.750		04/01/19	14,758,000
Welltec A/S (BB-/B1)(a)
	4,500,000	8.000		02/01/19	4,331,250

					96,848,125

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Software/Services – 3.0%
Aspect Software, Inc. (B-/Caa1)
	$5,585,000	10.625%		05/15/17	$ 5,920,100
Epicor Software Corp. (CCC+/Caa1)
	5,050,000	8.625		05/01/19	5,151,000
Equinix, Inc. (BB-/Ba2)
	11,331,000	7.000		07/15/21	12,520,755
Fidelity National Information Services, Inc. (BB+/Ba2)
	6,100,000	7.625		07/15/17	6,679,500
	6,250,000	7.875		07/15/20	7,031,250
First Data Corp. (B+/B1)(a)
	9,000,000	7.375		06/15/19	9,180,000
First Data Corp. (B-/Caa1)
	22,750,000	10.550		09/24/15	23,205,000
	18,000,000	8.250	(a)	01/15/21	17,955,000
	13,250,000	12.625		01/15/21	13,250,000
	40,100,000	8.750	(a)(f)	01/15/22	40,400,750
Lawson Software, Inc. (B-/Caa1)(a)
	10,000,000	9.375		04/01/19	10,650,000
EUR	680,000	10.000		04/01/19	882,053
Sabre Holdings Corp. (CCC+/Caa1)
	$11,650,000	8.350		03/15/16	10,921,875
Serena Software, Inc. (CCC+/Caa1)
	6,076,000	10.375		03/15/16	6,197,520
SunGard Data Systems, Inc. (B/Caa1)
	5,000,000	7.375		11/15/18	5,350,000

					175,294,803

Telecommunications – 3.3%
Frontier Communications Corp. (BB/Ba2)
	3,720,000	6.625		03/15/15	3,929,250
	17,100,000	7.875		04/15/15	18,724,500
	37,900,000	8.250		04/15/17	40,837,250
	27,000,000	8.125		10/01/18	28,822,500
Level 3 Financing, Inc. (CCC/B3)
	14,500,000	4.506	(e)	02/15/15	13,992,500
	12,173,000	8.750		02/15/17	12,659,920
	14,500,000	10.000		02/01/18	15,732,500
	3,650,000	9.375		04/01/19	3,942,000
	11,600,000	8.125		07/01/19	11,919,000
PAETEC Holding Corp. (NR/WR)
	6,800,000	9.875		12/01/18	7,616,000
Sunrise Communications Holdings SA (B-/B3)
EUR	2,500,000	8.500		12/31/18	3,345,664
Sunrise Communications International SA (BB-/Ba3)
CHF	2,625,000	7.000		12/31/17	2,973,055
Windstream Corp. (B+/Ba3)
	$5,000,000	8.125		08/01/13	5,250,000
	7,375,000	7.875		11/01/17	8,094,062
	1,750,000	8.125		09/01/18	1,846,250
	8,000,000	7.750		10/15/20	8,520,000
Windstream Corp. (B+/Ba3e)
	3,500,000	7.500		06/01/22	3,605,000

					191,809,451

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – 3.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. (BB/Baa3)(a)
	$5,125,000	7.750%		05/01/17	$ 5,535,000
Crown Castle International Corp. (B-/B1)
	10,600,000	9.000		01/15/15	11,554,000
	4,300,000	7.125		11/01/19	4,644,000
Sprint Capital Corp. (B+/B3)
	55,300,000	6.900		05/01/19	52,120,250
	41,900,000	8.750		03/15/32	38,338,500
Sprint Nextel Corp. (B+/B3)
	11,768,000	6.000		12/01/16	11,297,280
	30,050,000	8.375		08/15/17	30,876,375
	20,000,000	11.500	(a)	11/15/21	22,400,000
Sprint Nextel Corp. (BB-/Ba3)(a)
	24,650,000	9.000		11/15/18	27,669,625
Wind Acquisition Finance SA (BB/Ba3)
	17,675,000	7.250	(a)	02/15/18	15,501,500
EUR	1,300,000	7.375		02/15/18	1,431,280
Wind Acquisition Finance SA (BB-/B3)(a)
	$2,500,000	11.750		07/15/17	2,025,000

					223,392,810

Telecommunications - Satellites – 1.8%
Inmarsat Finance PLC (BB+/Ba2)(a)
	700,000	7.375		12/01/17	752,500
Intelsat Jackson Holdings SA (B/B3)
	2,220,000	7.250		04/01/19	2,325,450
	8,100,000	7.250		10/15/20	8,525,250
	5,000,000	7.250	(a)	10/15/20	5,275,000
	10,100,000	7.500		04/01/21	10,680,750
Intelsat Jackson Holdings SA (CCC+/Caa2)
	8,861,000	11.250		06/15/16	9,281,898
Intelsat Luxembourg SA (CCC+/Caa3)
	7,500,000	11.250		02/04/17	7,762,500
	45,050,000	11.500	(f)	02/04/17	46,626,750
	6,500,000	11.500	(a)(f)	02/04/17	6,711,250
Unitymedia Hessen GmbH & Co. KG (BB-/Ba3)(a)
	3,750,000	7.500		03/15/19	3,897,186

					101,838,534

Textiles & Apparel – 0.6%
Hanesbrands, Inc. (BB-/B1)
	14,000,000	6.375		12/15/20	14,770,000
Levi Strauss & Co. (B+/B2)(a)
	6,700,000	6.875		05/01/22	6,867,500
Quiksilver, Inc. (B/Ba3)
EUR	2,825,000	8.875		12/15/17	3,521,410
Quiksilver, Inc. (CCC+/Caa1)
	$11,500,000	6.875		04/15/15	11,126,250

					36,285,160

Transportation – 0.7%
ACL I Corp. (B-/Caa1)(f)
	7,700,000	10.625		02/15/16	7,661,500
Aguila 3 SA (B/B2)(a)
	18,400,000	7.875		01/31/18	18,952,000
Commercial Barge Line Co. (BB-/B2)
	3,475,000	12.500		07/15/17	3,918,063
Florida East Coast Holdings Corp. (CCC/Caa3)(f)
	7,031,250	10.500		08/01/17	5,976,562
Florida East Coast Railway Corp. (B-/B3)
	1,650,000	8.125		02/01/17	1,722,188

					38,230,313

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Distribution – 0.6%
AmeriGas Finance LLC/AmeriGas Finance Corp. (NR/Ba2)
$11,400,000	6.750%		05/20/20	$ 11,599,500
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
3,000,000	6.250		08/20/19	3,015,000
Ferrellgas LP/Ferrellgas Finance Corp. (B-/B2)
2,558,000	9.125		10/01/17	2,666,715
3,900,000	6.500		05/01/21	3,558,750
Ferrellgas Partners LP/Ferellgas Partners Finance Corp. (CCC+/B3)
3,006,000	8.625		06/15/20	2,660,310
Inergy LP/Inergy Finance Corp. (B+/Ba3)
5,250,000	7.000		10/01/18	5,263,125
8,376,000	6.875		08/01/21	8,376,000

				37,139,400

Utilities - Electric – 3.4%
Calpine Corp. (BB-/B1)(a)
33,200,000	7.250		10/15/17	35,690,000
CDW LLC/CDW Finance Corp. (CCC+/B3)
20,300,000	8.500		04/01/19	21,670,250
CMS Energy Corp. (BB+/Ba1)
5,000,000	5.050		03/15/22	5,187,500
DPL, Inc. (BB+/Ba1)(a)
3,000,000	6.500		10/15/16	3,195,000
38,050,000	7.250		10/15/21	42,045,250
NRG Energy, Inc. (BB-/B1)
11,750,000	7.625		01/15/18	12,131,875
11,600,000	7.875		05/15/21	11,716,000
NV Energy, Inc. (BB+/Ba1)
11,000,000	6.250		11/15/20	12,210,000
Puget Energy, Inc. (BB+/Ba1)
16,200,000	6.000		09/01/21	17,171,283
The AES Corp. (BB-/Ba3)
14,300,000	8.000		10/15/17	16,266,250
6,000,000	8.000		06/01/20	6,900,000
9,250,000	7.375	(a)	07/01/21	10,313,750

				194,497,158

Utilities - Pipelines – 1.1%
Crosstex Energy LP/Crosstex Energy Finance Corp. (B+/B2)
8,245,000	8.875		02/15/18	8,719,087
El Paso Corp. (BB/Ba3)
10,500,000	7.000		06/15/17	11,865,000
2,555,000	7.250		06/01/18	2,935,056
4,000,000	6.500		09/15/20	4,380,000
3,944,000	7.800		08/01/31	4,466,580
El Paso Pipeline Partners Operating Co. LLC (BBB-/Ba1)
4,750,000	5.000		10/01/21	5,148,495
Enterprise Products Operating LLC (BB+/Baa3)(e)
3,750,000	8.375		08/01/66	4,059,375
3,285,000	7.034		01/15/68	3,523,163
Regency Energy Partners LP (BB/B1)
6,200,000	9.375		06/01/16	6,820,000
8,250,000	6.500		07/15/21	8,621,250
Targa Resources Partners LP (BB/Ba3)
2,725,000	11.250		07/15/17	3,058,813

				63,596,819

TOTAL CORPORATE OBLIGATIONS				$ 5,191,703,169

  GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(h) – 3.7%
Airlines – 0.3%
Delta Air Lines, Inc. (BB-/Ba2)
$16,628,751	5.500%	04/20/17	$ 16,576,869

Automotive – 0.3%
Chrysler Group LLC (B+/B2)
16,508,312	6.000	05/24/17	16,611,489

Automotive Parts – 0.0%
Allison Transmission, Inc. (B-/B3)
946,678	2.750	08/07/14	933,661

Consumer Products - Household & Leisure – 0.1%
Prestige Brands, Inc. (B-/B3)
1,787,879	5.250	01/31/19	1,794,029
Yankee Candle Co., Inc. (B+/B1)
3,192,000	5.250	04/02/19	3,180,030

			4,974,059

Consumer Products - Industrial – 0.2%
HD Supply, Inc. (B+/B2)
10,400,000	1.000	10/12/17	10,458,552

Energy – 0.3%
AES Corp. (BB+/Ba1)
4,937,500	4.250	06/01/18	4,932,118
Chesapeake Energy Corp. (BB-/Ba2)
8,100,000	8.500	12/01/17	8,028,234
Frac Tech International LLC (B2/NR)
8,650,000	6.250	05/06/16	7,879,372

			20,839,724

Finance – 0.1%
Nuveen Investments, Inc. (B/B2)
5,150,717	5.966	05/13/17	5,079,895

Food & Beverages – 0.1%
U.S. Foodservice, Inc. (NR/B3)
5,739,571	2.750	07/03/14	5,548,730

Gaming – 0.1%
Caesars Entertainment Operating Co. (B/Caa1)
3,750,000	3.245	01/28/15	3,493,763

Health Care – 0.1%
Community Health Systems, Inc. (BB/Ba3)
8,850,000	1.000	07/25/14	8,722,206

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(h) – (continued)
Health Care - Pharmaceuticals – 0.2%
Catalent Pharma Solutions, Inc. (BB-/Ba3)
$9,985,598	5.250%	09/15/17	$ 9,883,645

Health Care - Services – 0.1%
Health Management Associates, Inc. (BB-/B1)
4,738,095	4.500	11/16/18	4,697,632

Media – 0.1%
EMI Music Publishing Ltd. (BB-/Ba3)
8,200,000	1.000	11/14/17	8,230,750

Media - Broadcasting & Radio – 0.3%
Clear Channel Communications, Inc. (CCC+/Caa1)
22,772,577	3.895	01/28/16	18,142,229

Media - Cable – 0.1%
Atlantic Broadband Finance LLC (B+/Ba3)
6,620,000	5.250	04/04/19	6,622,780

Real Estate – 0.3%
Realogy Corp. (CCC-/Caa1)
16,595,477	4.490	10/10/16	15,649,535

Restaurants – 0.0%
NPC International, Inc. (B/Ba3)
2,443,875	5.250	12/28/18	2,434,710

Retailers – 0.3%
99 Cents Only Stores (B+/B2)
8,578,500	5.250	01/11/19	8,571,380
Neiman-Marcus Group, Inc. (BB-/B3)
8,500,000	4.750	05/16/18	8,389,500

			16,960,880

Services Cyclical - Consumer Services – 0.1%
Lonestar Intermediate Super Holdings LLC (BB-/Ba3)
2,850,000	11.000	09/02/19	2,949,750

Services Cyclical - Rental Equipment – 0.1%
Ahern Rentals, Inc. (NR/NR)
3,962,721	16.000	12/15/12	3,883,466

Technology - Software/Services – 0.1%
Lawson Software, Inc. (B+/B1)
5,510,000	6.250	04/05/18	5,529,781

Telecommunications – 0.1%
Level 3 Financing, Inc. (B+/B1)
5,600,000	5.750	08/31/18	5,594,736

Utilities - Pipelines – 0.3%
Energy Transfer Equity LP (BB-/Ba2)
17,350,000	3.750	03/23/17	17,006,123

TOTAL SENIOR TERM LOANS			$ 210,824,965

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares	Rate	Value
Preferred Stocks – 0.1%
Ally Financial, Inc.(a)
3,070	7.000%	$ 2,735,082
Lucent Technologies Capital Trust I
1,100	7.750	742,500
Spanish Broadcasting Systems, Inc.(c)(f)
3,074	10.750	1,844,400

TOTAL PREFERRED STOCKS		$ 5,321,982

Shares	Description	Value
Common Stocks – 0.2%
600,000	Cablevision Systems Corp. Class A	$ 7,974,000
112,122	General Motors Co.(b)	2,211,046
6,252	Masonite Worldwide Holdings(b)	178,182
28,148	Motors Liquidation Co.(b)	344,813
71	Nycomed(b)	1
3,874	Panolam Holdings Co.(b)	39
2,500	Port Townsend Holdings Co., Inc.(b)	—
250	Simmons Bedding Co.(b)	—

TOTAL COMMON STOCKS		$ 10,708,081

Units Description	Expiration Date	Value
Warrants(b) – 0.0%
General Motors Co.
101,928	07/10/16	$ 1,123,247
101,928	07/10/19	691,072
Masonite Worldwide Holdings
30,311	06/09/14	18,944
22,734	05/20/16	25,007
Nortek, Inc.
11,520	12/07/14	57,600

TOTAL WARRANTS		$ 1,915,870

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$ 5,420,474,067

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(i) – 5.5%
Repurchase Agreement – 5.5%
Joint Repurchase Agreement Account II
$320,300,000	0.193%	07/02/12	$ 320,300,000

TOTAL INVESTMENTS – 99.0%			$ 5,740,774,067

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			58,309,395

NET ASSETS – 100.0%			$ 5,799,083,462

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,533,063,717, which represents approximately 26.4% of net assets as of June 30, 2012.

(b)	Security is currently in default and/or non-income producing.

(c)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2012.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(f)	Pay-in-kind securities.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2012. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Citibank NA	EUR/USD	07/05/12	$13,393,284	$32,182

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Citibank NA	USD/EUR	07/05/12	$189,779,740	$(4,855,025)
	USD/GBP	07/05/12	13,948,505	(307,546)
Royal Bank of Canada	USD/CAD	07/05/12	19,150,179	(385,263)
	USD/CAD	08/03/12	19,138,000	(89,497)
TOTAL				$(5,637,331)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
Barclays Bank PLC	CDX North America Investment Grade Index 18	$49,500	(5.000)%	06/20/17	5.870%	$2,534,082	$(867,476)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 18	49,500	(5.000)	06/20/17	5.870	2,441,372	(774,765)
TOTAL						$4,975,454	$(1,642,241)

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,644,094,736
Gross unrealized gain	235,268,949
Gross unrealized loss	(138,589,618)
Net unrealized security gain	$96,679,331

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

As a % of Net Assets
Investments Industry Classifications†
Aerospace	0.6%
Agriculture	0.3
Airlines	0.7
Auto Manufacturers	0.1
Automotive	2.6
Automotive Parts	2.5
Banks	0.7
Building Materials	0.5
Capital Goods	0.9
Chemicals	2.0
Conglomerates	0.4
Construction Machinery	0.8
Consumer Products	3.6
Defense	0.4
Emerging Markets	0.6
Energy	10.6
Entertainment & Leisure	0.9
Environmental	0.1
Finance	7.2
Food	1.4
Gaming	6.2
Health Care	7.9
Home Construction	0.7
Lodging	0.8
Machinery	0.3
Media	6.5
Metals	2.0
Packaging	3.3
Paper	1.7
Printing	0.1
Publishing	0.4
Real Estate	0.8
Restaurants	0.4
Retailers	2.8
Services Cyclical	2.1
Technology	4.8
Telecommunications	9.0
Textile & Apparel	0.6
Transportation	0.7
Utilities	5.4
Short-term Investments#	6.6

TOTAL INVESTMENTS	100.0%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term Investments include repurchase agreements and other assets/liabilities.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – 83.0%
Aerospace – 1.0%
Sequa Corp. (B-/B1)
$1,492,500	6.250%	12/03/14	$ 1,491,261
Transdigm, Inc. (BB-/Ba2)
5,537,959	4.000	02/14/17	5,530,823

			7,022,084

Airlines – 2.0%
Delta Air Lines, Inc. (BB-/Ba2)
1,734,981	4.250	03/07/16	1,678,594
7,375,500	5.500	04/20/17	7,352,488
Flying Fortress, Inc. (BB-/Ba3)
4,850,000	5.000	06/30/17	4,856,063

			13,887,145

Automotive – 1.3%
Autoparts Holdings Ltd. (B/B1)
248,747	6.500	07/29/17	239,108
Autoparts Holdings Ltd. (CCC+/Caa1)
1,250,000	10.500	01/29/18	1,079,163
Chrysler Group LLC (B+/B2)
6,196,851	6.000	05/24/17	6,235,582
Meritor, Inc. (BB-/Ba2)
1,650,485	0.000	04/23/17	1,629,854

			9,183,707

Automotive - Parts – 3.2%
Allison Transmission, Inc. (B/B2)
7,138,656	2.750	08/07/14	7,040,499
Delphi Corp. (BBB/Baa3)
1,462,745	3.500	03/31/17	1,459,088
Remy International, Inc. (B+/B1)
3,850,299	6.250	12/16/16	3,840,673
Tomkins LLC (BB/NR)
9,640,800	4.250	09/29/16	9,626,339

			21,966,599

Building Materials – 0.6%
Armstrong World Industries, Inc. (BB-/B1)
2,738,316	4.000	03/09/18	2,714,849
Tube City IMS Corp. (B+/B1)
1,550,000	5.750	03/20/19	1,546,125

			4,260,974

Capital Goods - Others – 0.4%
Colfax, Corp. (NR/Ba2)
2,487,500	4.500	01/11/19	2,482,052

Chemicals – 2.1%
Ashland, Inc. (BB/Baa3)
3,969,286	3.750	08/23/18	3,973,851
Rockwood Specialties Group, Inc. (BBB-/Ba1)
2,465,050	3.500	02/09/18	2,463,349
Solutia, Inc. (BB+/Ba1)
6,478,752	3.500	08/01/17	6,456,789
Univar, Inc. (B+/B2)
1,496,203	0.000	06/30/17	1,466,443

			14,360,432

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Consumer Products - Household & Leisure – 3.3%
ACCO Brands Corp. (BB+/Baa1)
$1,243,750	4.250%	04/30/19	$ 1,240,640
Armored Autogroup, Inc. (B+/Ba3)
2,199,678	6.000	11/04/16	2,155,684
B&G Foods, Inc. (NR/Ba2)
1,243,750	4.500	11/30/18	1,245,305
BJ’s Wholesale Club, Inc. (B+/B1)
4,479,994	5.250	09/28/18	4,486,534
1,500,000	10.000	03/29/19	1,538,745
Huish Detergents, Inc. (B/Ba3)
2,992,126	2.250	04/26/14	2,780,194
Huish Detergents, Inc. (BB/B2)
1,000,000	4.500	10/26/14	888,330
Prestige Brands, Inc. (BB-/Ba3)
1,028,030	5.250	01/31/19	1,031,567
Renfro Corp. (B/B2)
2,248,186	5.500	05/23/17	2,228,515
Spectrum Brands, Inc. (B/B1)
1,755,284	5.000	06/17/16	1,759,040
Visant Holding Corp. (BB-/B1)
1,416,360	5.250	12/22/16	1,370,329
Yankee Candle Co., Inc. (B+/B1)
2,144,625	5.250	04/02/19	2,136,583

			22,861,466

Consumer Products - Industrial – 0.7%
Harbor Freight Tools USA, Inc. (B+/B1)
2,000,000	5.500	11/14/17	1,990,000
Schaeffler AG (B/B2)
3,000,000	6.000	01/27/17	2,995,320

			4,985,320

Diversified Manufacturing – 0.5%
Manitowoc Co., Inc. (BB/Ba2)
1,660,000	4.250	11/13/17	1,650,638
Rexnord Corp. (BB-/Ba3)
1,658,688	5.000	04/02/18	1,666,284

			3,316,922

Educational Services – 0.4%
Laureate Education, Inc. (B/B1)
2,988,655	5.250	08/15/18	2,847,621

Energy – 2.0%
AES Corp. (BB+/Ba1)
7,917,456	4.250	06/01/18	7,908,826
Chesapeake Energy Corp. (BB-/Ba2)
3,000,000	8.500	12/01/17	2,973,420
Frac Tech International LLC (NR/B2)
2,999,463	6.250	05/06/16	2,732,241

			13,614,487

Energy - Coal – 1.4%
Walter Energy, Inc. (BB-/NR)
9,508,910	4.000	04/02/18	9,303,898

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Entertainment – 1.0%
Rovi Solutions Corp. (NR/Ba2)
$6,982,500	4.000%	03/28/19	$ 6,886,491

Environmental – 0.6%
EnergySolutions LLC (BB+/Ba2)
4,844,548	6.250	08/12/16	4,473,117

Finance – 1.4%
iPayment, Inc. (B+/Ba2)
2,575,809	5.750	05/08/17	2,577,432
Local TV Finance LLC (BB-/B1)
2,500,000	4.250	05/07/15	2,467,700
NDS Finance Ltd. (BB/Ba2)
3,740,530	3.750	03/12/18	3,726,503
Nuveen Investments, Inc. (B/B2)
1,000,000	8.250	02/28/19	1,001,250

			9,772,885

Food & Beverages – 4.5%
Burger King Corp. (BB-/Ba3)
3,281,378	4.500	10/19/16	3,262,083
Del Monte Foods Co. (B+/Ba3)
4,308,409	4.500	03/08/18	4,241,112
Dole Food Company, Inc. (BB-/Ba2)
2,647,339	5.000	07/06/18	2,644,004
Michael Foods Group, Inc. (BB-/B1)
8,881,998	4.250	02/23/18	8,878,267
NBTY, Inc. (BB-/Ba3)
3,862,216	4.250	10/02/17	3,853,410
Pinnacle Foods Finance LLC (B+/Ba3)
2,493,750	4.750	10/17/18	2,462,578
U.S. Foodservice, Inc. (NR/B3)
5,692,092	2.750	07/03/14	5,502,830

			30,844,284

Gaming – 1.8%
Caesars Entertainment Operating Co. (B/Caa1)
4,000,000	3.245	01/28/15	3,726,680
CCM Merger, Inc. (BB-/B3)
4,729,898	6.000	03/01/17	4,670,774
Isle of Capri Casinos, Inc. (NR/Ba3)
3,746,582	4.750	11/01/13	3,745,234

			12,142,688

Health Care – 4.8%
Community Health Systems, Inc. (BB/Ba3)
7,259,746	2.577	07/25/14	7,154,915
Convatec, Inc. (B+/Ba3)
3,007,154	5.750	12/22/16	3,003,395
HCA, Inc. (BB-/Ba3)
7,000,000	3.711	03/31/17	6,800,500
Health Management Associates, Inc. (BB-/B1)
2,485,006	4.500	11/16/18	2,463,784
MedAssets, Inc. (BB-/Ba3)
3,583,380	5.250	11/16/16	3,590,117
Multiplan, Inc. (B/Ba3)
10,407,256	4.750	08/26/17	10,254,373

			33,267,084

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Health Care - Medical Products – 0.6%
Biomet, Inc. (BB-/B1)
$1,966,321	3.374%	03/25/15	$ 1,939,992
Grifols, Inc. (BB-/Ba3)
2,011,897	4.500	06/01/17	1,989,988

			3,929,980

Health Care - Pharmaceuticals – 1.4%
Aptalis Pharma, Inc. (NR/B1)
1,229,374	5.500	02/10/17	1,188,804
Catalent Pharma Solutions, Inc. (BB-/Ba3)
5,874,028	5.250	09/15/17	5,814,054
Warner Chilcott Corp. (BBB-/Ba3)
2,962,500	4.250	03/15/18	2,946,296

			9,949,154

Health Care - Services – 2.2%
DaVita, Inc. (BB/Ba2)
6,846,701	4.500	10/20/16	6,826,092
Emergency Medical Services Corp. (B+/B1)
1,988,092	5.250	05/25/18	1,963,857
Universal Health Services, Inc. (BB+/NR)
4,161,312	3.750	11/15/16	4,093,691
Valitas Health Services, Inc. (NR/Ba3)
1,972,519	5.750	06/02/17	1,919,912

			14,803,552

Lodging – 0.4%
Las Vegas Sands LLC (BB-/Ba3)
1,272,517	1.750	05/23/14	1,261,153
Las Vegas Sands LLC (B+/B3)
424,198	2.750	11/23/16	411,650
Pinnacle Entertainment, Inc. (BB+/Ba1)
1,246,875	4.000	03/19/19	1,243,371

			2,916,174

Media – 0.3%
EMI Music Publishing Ltd. (BB-/Ba3)
2,350,000	4.250	06/29/18	2,358,812

Media - Broadcasting & Radio – 4.6%
Cumulus Media, Inc. (B/Ba2)
1,840,226	5.750	09/17/18	1,830,694
Cumulus Media, Inc. (CCC+/B2)
1,000,000	7.500	09/16/19	1,005,630
Entercom Radio LLC (NR/Ba3)
2,860,000	6.250	11/23/18	2,856,425
Hubbard Radio LLC (B+/Ba3)
3,156,293	5.250	04/28/17	3,148,402
Hubbard Radio LLC (NR/Caa1)
2,750,000	8.750	04/30/18	2,746,562
Mission Broadcasting, Inc. (BB-/Ba3)
458,640	0.000	09/30/16	455,200
Sinclair Television Group, Inc. (BB+/Ba1)
4,479,790	4.000	10/28/16	4,479,790
Telesat Canada (BB-/Ba3)
4,000,000	4.250	03/28/19	3,952,000
Univision Communications, Inc. (B-/B2)
1,000,000	2.239	09/29/14	979,170
11,000,000	4.495	03/31/17	10,401,930

			31,855,803

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Media - Cable – 1.9%
Atlantic Broadband Finance LLC (B+/Ba3)
$1,700,000	5.250%	04/04/19	$ 1,700,714
Charter Communications Operating LLC (BB+/Ba2)
3,859,654	3.500	09/06/16	3,827,503
Charter Communications Operating LLC (BB+/Ba1)
2,693,250	4.000	05/15/19	2,672,566
Clear Channel Communications, Inc. (CCC+/Caa1)
4,250,000	3.645	07/29/14	3,876,340
Nexstar Broadcasting, Inc. (BB-/Ba3)
1,211,115	5.000	09/30/16	1,202,031

			13,279,154

Media - Non Cable – 3.1%
Crown Castle Operating Co. (B+/Ba3)
5,472,500	4.000	01/31/19	5,383,572
Houghton Mifflin Harcourt Publishing Co. (NR/NR)
4,500,000	7.250	06/01/18	4,473,765
Nielsen Finance LLC (NR/Ba2)
4,428,364	3.491	05/02/16	4,395,151
TWCC Holding Corp. (BB-/Ba3)
6,847,728	4.250	02/13/17	6,830,609

			21,083,097

Metals – 2.2%
Metaldyne Co. LLC (B+/B1)
2,962,500	5.250	05/18/17	2,925,469
Novelis, Inc. (BB-/Ba2)
10,122,881	4.000	03/10/17	9,913,435
Potters Industries (NR/Ba3)
990,000	6.000	05/05/17	978,447
Potters Industries (NR/Caa1)
1,000,000	10.250	11/02/17	1,002,500

			14,819,851

Metals & Mining – 1.4%
Arch Coal, Inc. (BB/Ba2)
7,300,000	5.750	05/16/18	7,160,059
SunCoke Energy, Inc. (BB+/Ba1)
2,475,004	4.000	07/26/18	2,462,629

			9,622,688

Packaging – 1.7%
Consolidated Container Co. LLC (B/B1)
2,000,000	5.750	07/03/19	1,998,120
Reynolds Group Holdings, Inc. (B+/Ba3)
4,901,062	6.500	02/09/18	4,920,225
Reynolds Group Holdings, Inc. (BB/Ba3)
2,945,385	6.500	08/09/18	2,966,091
Sealed Air Corp. (BB/Ba3)
2,101,938	4.750	10/03/18	2,116,272

			12,000,708

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Restaurants – 2.5%
DineEquity, Inc. (BB-/Ba2)
$3,960,490	4.250%	10/19/17	$ 3,939,024
Dunkin’ Brands, Inc. (B/B3)
5,869,082	4.000	11/23/17	5,783,980
NPC International, Inc. (B/Ba3)
1,995,000	5.250	12/28/18	1,987,519
OSI Restaurant Partners LLC (BB-/B1)
87,832	2.491	06/14/13	86,336
OSI Restaurant Partners LLC (B+/B3)
1,808,291	2.563	06/14/14	1,777,496
Wendy’s International, Inc. (BB-/B2)
3,976,633	4.750	05/15/19	3,944,939

			17,519,294

Retailers – 6.7%
99 Cents Only Stores (B+/B2)
2,394,000	5.250	01/11/19	2,392,013
Academy Ltd. (B/B2)
4,477,500	6.000	08/03/18	4,492,186
Ascena Retail Group, Inc. (NR/NR)
2,000,000	4.750	06/14/18	1,997,500
Bass Pro Group LLC (BB-/Ba3)
3,514,802	5.250	06/13/17	3,516,278
Burlington Coat Factory Warehouse Corp. (B/B3)
4,288,284	5.500	02/23/17	4,260,882
CDW LLC (B/B2)
3,043,330	4.000	07/14/17	2,972,968
Dollar General Corp. (BBB/Ba1)
1,000,000	3.000	07/07/14	1,000,520
Michaels Stores, Inc. (B/B2)
6,239,496	5.000	07/29/16	6,229,076
Neiman-Marcus Group, Inc. (BB-/B3)
3,625,000	4.750	05/16/18	3,577,875
Petco Animal Supplies, Inc. (B/B1)
5,444,444	4.500	11/24/17	5,395,445
Pilot Travel Centers LLC (BB+/Ba2)
2,376,148	4.250	03/30/18	2,380,116
Roundy’s Supermarkets, Inc. (BB-/B1)
2,493,750	5.750	02/13/19	2,495,969
Savers, Inc. (BB-/Ba3)
2,789,348	5.250	03/03/17	2,784,997
Supervalu, Inc. (BB-/Ba3)
2,962,500	4.500	04/28/18	2,915,604

			46,411,429

Services Cyclical - Business Services – 5.3%
First Data Corp. (B+/B1)
5,907,890	2.995	09/24/14	5,683,154
2,138,552	5.245	03/24/17	2,035,068
7,785,076	4.245	03/23/18	7,130,195
Sabre, Inc. (B/B1)
2,983,526	5.995	12/29/17	2,863,439
ServiceMaster Co. (B+/B1)
3,706,875	2.750	07/24/14	3,658,537
TransUnion LLC (NR/Ba3)
2,426,539	5.500	02/12/18	2,423,506
Vantiv, LLC (BBB-/Ba2)
2,764,500	3.750	02/27/19	2,758,750
VeriFone Systems, Inc. (BB/Ba3)
1,691,500	4.250	12/28/18	1,677,765
Waste Industries USA, Inc. (B+/B1)
3,115,858	4.750	03/17/17	3,100,278
WCA Waste Systems, Inc. (B+/B1)
1,496,250	5.500	03/22/18	1,491,582
West Corp. (BB-/Ba3)
3,566,716	4.594	07/15/16	3,547,777

			36,370,051

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Services Cyclical - Consumer Services – 0.9%
Acosta, Inc. (B+/NR)
$4,432,677	5.750%	03/01/18	$ 4,416,055
Lonestar Intermediate Super Holdings LLC (BB-/Ba3)
1,500,000	11.000	09/02/19	1,552,500

			5,968,555

Services Cyclical - Rental Equipment – 0.3%
BakerCorp International, Inc. (B/Ba3)
1,985,000	4.750	06/01/18	1,970,112

Technology - Hardware – 0.7%
Zayo Bandwidth LLC (B/B1)
4,500,000	7.130	07/02/19	4,510,440

Technology - Software/Services – 4.4%
Aspect Software, Inc. (B+/Ba3)
2,670,129	6.250	05/06/16	2,646,765
Autotrader.com, Inc. (BB+/Ba3)
6,914,975	4.000	12/15/16	6,889,044
CCC Information Services, Inc. (B+/B1)
1,919,024	5.500	11/11/15	1,910,023
Dealer Computer Services, Inc. (BB+/Ba2)
3,055,714	3.750	04/20/18	3,045,539
Emdeon, Inc. (BB-/B1)
3,492,497	5.000	11/02/18	3,487,503
Lawson Software, Inc. (B+/B1)
3,847,500	6.250	04/05/18	3,861,313
SS&C Technologies, Inc. (BB-/Ba3)
2,718,750	5.000	06/07/19	2,706,298
Ss&C Technologies, Inc. (BB-/Ba3)
281,250	5.000	06/07/19	279,962
Sungard Data Systems, Inc. (BB/Ba3)
5,711,939	3.934	02/28/16	5,635,799

			30,462,246

Telecommunications - Internet & Data – 1.2%
Level 3 Financing, Inc. (B+/Ba3)
2,000,000	2.654	03/13/14	1,962,500
Level 3 Financing, Inc. (B-/Ba3)
3,100,000	5.750	08/31/18	3,097,086
Level 3 Financing, Inc. (B-/Caa1)
3,000,000	5.750	09/03/18	2,997,180

			8,056,766

Transportation Services – 0.9%
RailAmerica, Inc. (BB+/B1)
3,990,000	4.000	03/01/19	3,987,526
Swift Transportation Co., Inc. (BB/B1)
2,090,427	5.000	12/21/17	2,094,357

			6,081,883

Principal Amount	Interest Rate		Maturity Date	Value
Senior Term Loans(a) – (continued)
Utilities - Distribution – 1.3%
Energy Transfer Equity LP (BB-/Ba2)
$9,250,000	3.750%		03/24/17	$ 9,066,665

Utilities - Electric – 1.3%
Calpine Corp. (B+/B1)
7,633,226	4.500		04/02/18	7,571,702
Covanta Energy Corp. (BB+/Ba1)
1,246,875	4.000		03/23/19	1,240,640

				8,812,342

Wireless Telecommunications – 4.7%
Asurion Corp. (B+/NR)
2,976,190	5.500		05/24/18	2,957,113
BBHI Acquisition LLC (BB+/Ba3)
7,849,282	4.500		12/14/17	7,790,412
Intelsat Jackson Holdings SA (BB-/B1)
14,864,962	5.250		04/02/18	14,830,921
NeuStar, Inc. (NR/Ba2)
5,458,750	5.000		11/08/18	5,455,366
Telx Group, Inc. (B+/B1)
997,489	7.750		09/26/17	990,008

				32,023,820

TOTAL SENIOR TERM LOANS				$ 571,351,832

Corporate Obligations – 8.1%
Airlines(b)(c) – 0.3%
Delta Air Lines, Inc. (BB-/Ba2)
$1,988,000	9.500%		09/15/14	$ 2,102,310

Commercial Services(b)(c) – 0.3%
Altegrity, Inc. (CCC/Caa1)
2,000,000	10.500		11/01/15	1,815,000

Consumer Products - Household & Leisure(b) – 0.3%
Spectrum Brands Holdings, Inc. (B/B1)
750,000	9.500		06/15/18	847,500
800,000	9.500	(c)	06/15/18	904,000

				1,751,500

Energy - Coal(b) – 0.2%
Arch Coal, Inc. (B-/B3)
1,300,000	7.000		06/15/19	1,092,000

Environmental(b) – 0.6%
Clean Harbors, Inc. (BB+/Ba2)
4,000,000	7.625		08/15/16	4,170,000

Finance – 0.5%
Ally Financial, Inc. (NR/B1)
1,250,000	4.625		06/26/15	1,248,438
International Lease Finance Corp. (BBB-/Ba2)(b)(c)
2,000,000	7.125		09/01/18	2,220,000

				3,468,438

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food and Beverage(b)(c) – 0.3%
Bumble Bee Acquisition Corp. (B/B2)
$2,000,000	9.000%	12/15/17	$ 2,010,000

Gaming(b) – 0.4%
Chester Downs & Marina LLC (B+/B3)(c)
1,500,000	9.250	02/01/20	1,552,500
MGM Resorts International (B+/Ba2)
1,000,000	11.125	11/15/17	1,122,500

			2,675,000

Health Care(b) – 0.6%
HCA, Inc. (BB/Ba3)
500,000	8.500	04/15/19	558,750
3,400,000	6.500	02/15/20	3,689,000

			4,247,750

Health Care - Pharmaceuticals(b)(c) – 0.3%
Valeant Pharmaceuticals International (BB-/B1)
2,000,000	6.500	07/15/16	2,080,000

Health Care - Services(b) – 0.6%
American Renal Holdings Co., Inc. (B/B2)
1,875,000	8.375	05/15/18	1,992,187
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba1)
2,000,000	6.375	02/15/22	2,015,000

			4,007,187

Media - Cable(b) – 0.0%
DISH DBS Corp. (BB-/Ba2)
200,000	6.625	10/01/14	214,000

Packaging(b) – 0.8%
Ardagh Packaging Finance PLC (BB-/Ba3)(c)
800,000	7.375	10/15/17	845,120
Berry Plastics Corp. (B/B1)(d)
4,500,000	5.217	02/15/15	4,494,375

			5,339,495

Paper(b)(c) – 0.1%
Longview Fibre Paper & Packaging, Inc. (B+/B2)
750,000	8.000	06/01/16	750,000

Telecommunications - Cellular(b) – 1.3%
Nextel Communications, Inc. (B+/WR)
200,000	6.875	10/31/13	200,250
3,250,000	5.950	03/15/14	3,250,000
Sprint Nextel Corp. (BB-/Ba3)(c)
3,500,000	9.000	11/15/18	3,928,750
Wind Acquisition Finance SA (BB/Ba3)(c)
2,000,000	7.250	02/15/18	1,760,000

			9,139,000

Telecommunications-Wirelines(b) – 0.8%
Frontier Communications Corp. (BB/Ba2)
3,000,000	7.875	04/15/15	3,285,000
PAETEC Holding Corp. (NR/WR)
2,000,000	9.875	12/01/18	2,240,000

			5,525,000

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Textiles & Apparel(b)(d) – 0.2%
Hanesbrands, Inc. (BB-/B1)
$1,494,000	4.113%	12/15/14	$ 1,492,133

Transportation(b)(c) – 0.2%
Aguila 3 SA (B/B2)
1,650,000	7.875	01/31/18	1,699,500

Utilities - Electric(b)(c) – 0.3%
DPL, Inc. (BB+/Ba1)
2,000,000	6.500	10/15/16	2,130,000

TOTAL CORPORATE OBLIGATIONS			$ 55,708,313

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 627,060,145

Short-term Investment(e) – 11.0%
Repurchase Agreement – 11.0%
Joint Repurchase Agreement Account II
$75,500,000	0.193%	07/02/12	$ 75,500,000

TOTAL INVESTMENTS – 102.1%			$ 702,560,145

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%			(14,560,992)

NET ASSETS – 100.0%			$ 687,999,153

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2012. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $23,797,180, which represents approximately 3.5% of net assets as of June 30, 2012.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

(e)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENT — At June 30, 2012, the Fund had an unfunded loan commitment in the amount of $3,173,367 which could be extended at the option of the borrower, pursuant to the following loan agreement.

Borrower	Unfunded Loan Commitment	Notional Value	Unrealized Gain (Loss)
Wendy’s International, Inc., due 05/15/19	$3,173,367	$3,148,075	$(25,292)

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$702,128,186
Gross unrealized gain	4,687,977
Gross unrealized loss	(4,256,018)
Net unrealized security gain	$431,959

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 76.8%
Aerospace/Defense(a) – 0.5%
United Technologies Corp.
	$2,475,000	3.100%		06/01/22	$ 2,595,533

Automotive – 1.6%
Ford Motor Credit Co. LLC
	2,800,000	2.750		05/15/15	2,830,232
	5,350,000	3.984	(b)	06/15/16	5,518,682

					8,348,914

Banks – 20.3%
Abbey National Treasury Services PLC
	2,700,000	2.875		04/25/14	2,637,371
GBP	600,000	2.608	(c)	02/16/15	938,845
Astoria Financial Corp.(a)
	$2,900,000	5.750		10/15/12	2,928,288
Bank of America Corp.
	1,150,000	5.875		01/05/21	1,242,949
	6,025,000	5.000		05/13/21	6,171,547
	6,850,000	5.700		01/24/22	7,543,815
Bank of Scotland PLC(b)
	1,100,000	5.250		02/21/17	1,210,142
Capital One Capital IV(a)(c)
	6,400,000	6.745		02/17/37	6,408,000
Citigroup Capital XXI(a)(c)
	4,077,000	8.300		12/21/57	4,081,077
Citigroup, Inc.
	7,575,000	4.450		01/10/17	7,928,593
	3,400,000	6.125		05/15/18	3,750,304
	2,750,000	5.375		08/09/20	2,967,733
	850,000	4.500		01/14/22	877,187
Discover Bank
	3,700,000	8.700		11/18/19	4,597,235
DnB Boligkreditt AS(b)
	500,000	2.900		03/29/16	519,212
Fifth Third Bank(c)
	2,950,000	0.576		05/17/13	2,939,347
HSBC Capital Funding LP(a)(b)(c)
	1,050,000	4.610		12/29/49	992,055
ING Bank NV(b)
	5,400,000	2.375		06/09/14	5,358,658
JPMorgan Chase & Co.
	7,200,000	4.350		08/15/21	7,581,425
JPMorgan Chase Capital XXV(a)
	1,300,000	6.800		10/01/37	1,302,600
Manufacturers & Traders Trust Co.(a)(c)
	3,525,000	1.968		04/01/13	3,525,000
Merrill Lynch & Co., Inc.
	1,250,000	6.400		08/28/17	1,344,466
Mizuho Corporate Bank Ltd.(b)
	2,525,000	2.550		03/17/17	2,561,840
MUFG Capital Finance 1 Ltd.(a)(c)
	2,650,000	6.346		07/25/49	2,848,612
National City Preferred Capital Trust I(a)(c)
	2,400,000	12.000		12/10/49	2,481,504
Regions Financial Corp.
	3,600,000	5.750		06/15/15	3,735,000
Royal Bank of Scotland PLC(b)
	3,825,000	4.875		08/25/14	3,932,639

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.
$855,000	4.625%	04/19/16	$ 837,320
Sumitomo Mitsui Banking Corp.(b)
5,325,000	2.900	07/22/16	5,554,529
Union Bank NA
6,600,000	2.125	06/16/17	6,592,260

			105,389,553

Brokerage(a) – 1.1%
Morgan Stanley
5,375,000	6.250	08/28/17	5,558,309

Chemicals(a) – 2.8%
CF Industries, Inc.
1,275,000	6.875	05/01/18	1,512,469
Eastman Chemical Co.
1,675,000	2.400	06/01/17	1,688,180
2,275,000	4.800	09/01/42	2,307,396
Ecolab, Inc.
2,225,000	4.350	12/08/21	2,458,440
Incitec Pivot Ltd.(b)
3,700,000	4.000	12/07/15	3,806,778
The Dow Chemical Co.
2,328,000	7.600	05/15/14	2,590,852

			14,364,115

Consumer Products(a)(b) – 0.7%
LVMH Moet Hennessy Louis Vuitton SA
3,575,000	1.625	06/29/17	3,573,974

Distributor(a)(b) – 0.2%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000	06/01/16	1,212,100

Diversified Manufacturing(a) – 0.9%
Tyco International Finance SA(d)
500,000	8.500	01/15/19	679,526
Xylem, Inc.(b)
3,650,000	3.550	09/20/16	3,850,453

			4,529,979

Electric – 3.4%
Arizona Public Service Co.(a)
3,965,000	8.750	03/01/19	5,259,259
Nevada Power Co.(a)
2,675,000	7.125	03/15/19	3,394,334
NextEra Energy Capital Holdings, Inc.
1,950,000	1.611	06/01/14	1,952,072
PPL WEM Holdings PLC(a)(b)
3,700,000	5.375	05/01/21	3,986,413
Progress Energy, Inc.(a)
1,000,000	7.000	10/30/31	1,334,535
Puget Sound Energy, Inc.(a)(c)
2,000,000	6.974	06/01/67	2,010,000

			17,936,613

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – 9.5%
Anadarko Petroleum Corp.(a)
$4,225,000	8.700%		03/15/19	$ 5,561,627
BP Capital Markets PLC(a)
8,600,000	4.500		10/01/20	9,675,944
3,275,000	3.245		05/06/22	3,384,980
Dolphin Energy Ltd.(b)
440,220	5.888	(a)	06/15/19	481,491
600,000	5.500		12/15/21	650,124
Gaz Capital SA for Gazprom(d)
990,000	9.250		04/23/19	1,236,263
Nexen, Inc.(a)
2,525,000	7.500		07/30/39	2,968,499
Pemex Project Funding Master Trust(a)
900,000	6.625		06/15/35	1,075,500
Petrobras International Finance Co.(a)
430,000	5.750		01/20/20	470,118
2,440,000	5.375		01/27/21	2,620,186
Petroleos Mexicanos(a)
1,130,000	5.500		01/21/21	1,276,900
PTT Exploration and Production Public Co. Ltd.(b)
820,000	5.692		04/05/21	864,584
PTTEP Canada International Finance Ltd.(b)
490,000	6.350		06/12/42	514,524
Rowan Cos., Inc.(a)
2,425,000	4.875		06/01/22	2,446,457
TNK-BP Finance SA
470,000	7.500		07/18/16	525,225
Transocean, Inc.(a)
8,930,000	6.500		11/15/20	10,089,959
Valero Logistics(a)
2,000,000	6.050		03/15/13	2,061,155
Weatherford International Ltd.(a)
2,685,000	9.625		03/01/19	3,512,890

				49,416,426

Food & Beverage – 7.3%
Anheuser-Busch InBev Worldwide, Inc.(a)
3,156,000	4.125		01/15/15	3,398,143
Diageo Capital PLC(a)
2,925,000	1.500		05/11/17	2,933,196
Heineken NV(a)(b)
2,050,000	3.400		04/01/22	2,099,559
Kraft Foods Group, Inc.(b)
950,000	2.250		06/05/17	969,615
Kraft Foods, Inc.
950,000	6.125		02/01/18	1,143,222
5,425,000	6.500		02/09/40	6,973,481
Pernod-Ricard SA(a)(b)
8,850,000	4.450		01/15/22	9,169,945
SABMiller Holdings, Inc.(a)(b)
4,850,000	2.450		01/15/17	4,999,079
5,825,000	3.750		01/15/22	6,194,614

				37,880,854

Health Care - Medical Products(a) – 2.1%
Humana, Inc.
2,765,000	7.200		06/15/18	3,330,406
PerkinElmer, Inc.
3,175,000	5.000		11/15/21	3,407,893
Thermo Fisher Scientific, Inc.
3,975,000	2.250		08/15/16	4,129,316

				10,867,615

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services(a) – 1.2%
Express Scripts Holding Co.(b)
$3,575,000	3.500%		11/15/16	$ 3,763,078
Express Scripts, Inc.
2,475,000	3.125		05/15/16	2,575,398

				6,338,476

Life Insurance(a) – 0.7%
MetLife Capital Trust X(b)
1,500,000	9.250		04/08/38	1,837,500
Reinsurance Group of America, Inc.
1,650,000	5.000		06/01/21	1,708,613

				3,546,113

Media - Cable – 1.3%
Comcast Cable Communications Holdings, Inc.
2,200,000	8.375		03/15/13	2,318,871
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc.(a)
4,375,000	3.800		03/15/22	4,406,219

				6,725,090

Media - Non Cable(a) – 3.3%
NBCUniversal Media LLC
7,325,000	2.875		04/01/16	7,628,152
News America, Inc.
650,000	6.650		11/15/37	755,527
4,700,000	6.150		02/15/41	5,533,993
WPP Finance UK
2,875,000	8.000		09/15/14	3,259,105

				17,176,777

Metals & Mining(a)(b) – 0.5%
Newcrest Finance Pty Ltd.
2,400,000	4.450		11/15/21	2,462,772

Noncaptive - Financial – 2.1%
GE Capital Trust I(a)(c)
3,280,000	6.375		11/15/67	3,353,800
General Electric Capital Corp.
2,325,000	5.625		05/01/18	2,665,350
1,325,000	5.875		01/14/38	1,520,567
International Lease Finance Corp.
3,225,000	5.750		05/15/16	3,273,375

				10,813,092

Pipelines(a) – 3.6%
Energy Transfer Partners LP
3,727,000	5.950		02/01/15	4,055,344
Enterprise Products Operating LLC
1,273,000	7.550		04/15/38	1,617,767
1,975,000	8.375	(c)	08/01/66	2,137,938
Tennessee Gas Pipeline Co.
1,460,000	7.000		10/15/28	1,829,702
2,125,000	8.375		06/15/32	2,737,318
TransCanada PipeLines Ltd.(c)
3,875,000	6.350		05/15/67	3,981,562
Western Gas Partners LP
2,575,000	4.000		07/01/22	2,552,246

				18,911,877

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Property Insurance(a) – 0.6%
American International Group, Inc.
$2,850,000	4.875%	06/01/22	$ 2,915,983

Property/Casualty Insurance(a) – 1.8%
Arch Capital Group Ltd.
1,245,000	7.350	05/01/34	1,561,504
Mitsui Sumitomo Insurance Co. Ltd.(b)(c)
900,000	7.000	03/15/72	927,397
QBE Capital Funding III Ltd.(b)(c)
3,175,000	7.250	05/24/41	2,865,193
QBE Insurance Group Ltd.(b)(c)
855,000	5.647	07/01/23	795,029
Transatlantic Holdings, Inc.
2,600,000	8.000	11/30/39	3,054,674

			9,203,797

Real Estate Investment Trusts(a) – 5.1%
Camden Property Trust
1,150,000	5.700	05/15/17	1,295,056
CubeSmart LP
1,625,000	4.800	07/15/22	1,649,374
Developers Diversified Realty Corp.
590,000	9.625	03/15/16	717,587
3,750,000	7.500	04/01/17	4,315,995
Duke Realty LP
2,200,000	4.375	06/15/22	2,229,003
HCP, Inc.
2,975,000	6.300	09/15/16	3,349,999
Kilroy Realty LP
2,300,000	5.000	11/03/15	2,447,792
1,125,000	6.625	06/01/20	1,289,859
Pan Pacific Retail Properties, Inc.
1,350,000	5.950	06/01/14	1,429,213
Post Apartment Homes LP
3,000,000	6.300	06/01/13	3,110,554
UDR, Inc.
1,900,000	4.250	06/01/18	2,008,819
Ventas Realty LP
2,625,000	4.250	03/01/22	2,632,850

			26,476,101

Retailers(a)(b) – 0.2%
QVC, Inc.
1,250,000	5.125	07/02/22	1,281,250

Technology - Hardware(a) – 1.1%
Hewlett-Packard Co.
1,400,000	3.000	09/15/16	1,440,177
4,050,000	2.600	09/15/17	4,053,837

			5,494,014

Tobacco – 0.4%
Altria Group, Inc.
1,725,000	9.700	11/10/18	2,379,733

Transportation – 0.9%
Canadian Pacific Railway Co.(a)
2,800,000	4.450	03/15/23	2,973,776
Transnet Ltd.(b)
1,550,000	4.500	02/10/16	1,619,750

			4,593,526

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – 0.5%
Penske Truck Leasing Co. LP / PTL Finance Corp.
$2,450,000	3.125%		05/11/15	$ 2,464,651

Wireless Telecommunications(a) – 0.8%
America Movil SAB de C.V.
3,925,000	2.375		09/08/16	4,037,576

Wirelines Telecommunications(a) – 2.3%
AT&T, Inc.
6,375,000	2.950		05/15/16	6,763,466
2,300,000	3.875		08/15/21	2,482,161
Verizon Communications, Inc.
2,700,000	3.500		11/01/21	2,860,787

				12,106,414

TOTAL CORPORATE OBLIGATIONS				$ 398,601,227

Mortgage-Backed Obligations – 7.6%
Collateralized Mortgage Obligations – 2.3%
Countrywide Alternative Loan Trust Series 2007-06, Class A4
$1,098,116	5.750%		04/25/47	$ 668,405
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
1,713,586	5.750		07/25/37	1,222,396
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
1,330,627	6.000		08/25/37	1,029,583
FHLMC Multifamily Structured Pass Through Certificates Series K707, Class A2
1,000,000	2.220		12/25/18	1,027,244
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
1,500,000	2.699		05/25/18	1,579,607
NCUA Guaranteed Notes Series 2010-C1, Class A2
2,500,000	2.900		10/29/20	2,660,525
Residential Asset Securitization Trust Series 2007-A2, Class 1A3
815,314	6.000		04/25/37	634,827
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 7A1(c)
1,458,548	5.365		11/25/35	1,141,942
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR15, Class A1A1(c)
1,208,157	0.505		11/25/45	933,622
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
1,126,342	6.000		06/25/37	909,813

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 11,807,964

Federal Agencies – 5.3%
FHLMC – 2.1%
$3,800,000	1.000%		03/08/17	$ 3,815,403
1,100,000	1.250		05/12/17	1,115,525
3,400,000	1.000		06/29/17	3,404,297
2,600,000	2.375	(e)	01/13/22	2,671,315

				11,006,540

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 3.2%
$109,515	4.500%	07/01/40	$ 117,528
12,311,788	4.500	08/01/40	13,212,585
2,959,990	4.500	05/01/41	3,182,453

			16,512,566

TOTAL FEDERAL AGENCIES			$ 27,519,106

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 39,327,070

Agency Debentures – 0.4%
FHLMC
$1,600,000	1.000%	07/28/17	$ 1,600,626
Tennessee Valley Authority
500,000	4.625	09/15/60	605,741

TOTAL AGENCY DEBENTURES			$ 2,206,367

Foreign Debt Obligations – 3.7%
Sovereign – 3.3%
Federal Republic of Brazil
$820,000	8.250%	01/20/34	$ 1,285,350
4,250,000	7.125	01/20/37	6,130,625
Republic of Colombia
1,810,000	4.375	07/12/21	2,040,775
230,000	7.375	09/18/37	341,550
930,000	6.125	01/18/41	1,213,650
Republic of Indonesia
830,000	8.500	10/12/35	1,215,950
United Mexican States
3,800,000	6.050	01/11/40	4,864,000

			17,091,900

Supranational – 0.4%
North American Development Bank
2,000,000	4.375	02/11/20	2,256,743

TOTAL FOREIGN DEBT OBLIGATIONS			$ 19,348,643

Municipal Debt Obligations – 3.2%
California – 1.7%
California State GO Bonds Build America Taxable Series 2009
$1,450,000	7.500%	04/01/34	$ 1,811,398
455,000	7.300	10/01/39	564,851
California State GO Bonds Build America Taxable Series 2010
2,320,000	7.625	03/01/40	2,999,389
California State University RB Build America Bonds Series 2010
2,825,000	6.484	11/01/41	3,382,570

			8,758,208

Illinois – 1.1%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Bonds Taxable Direct Payment Series 2009
1,775,000	5.720	12/01/38	2,241,328
Illinois State GO Bonds Build America Series 2010
3,225,000	6.630	02/01/35	3,504,156

			5,745,484

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Louisiana(c) – 0.3%
Louisiana Public Facilities Authority Series 2011-A, Class A3
$1,500,000	1.416%	04/25/35	$ 1,451,805

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
350,000	7.414	01/01/40	510,177

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 16,465,674

U.S. Treasury Obligations – 4.9%
United States Treasury Notes
$9,300,000	0.250%	05/31/14	$ 9,288,747
14,600,000	0.375	06/15/15	14,587,444
1,600,000	0.625	05/31/17	1,592,592

TOTAL U.S. TREASURY OBLIGATIONS			$ 25,468,783

TOTAL INVESTMENTS – 96.6%			$ 501,417,764

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%			17,481,483

NET ASSETS – 100.0%			$ 518,899,247

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $86,037,630, which represents approximately 16.6% of net assets as of June 30, 2012.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(d)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Deutsche Bank AG (London)	USD/GBP	07/12/12	$945,931	$364

FORWARD SALES CONTRACTS — At June 30, 2012, the Fund had the following forward sales contract:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA (Proceeds Receivable: $16,030,078)	4.500%	TBA-30yr	07/12/12	$ (15,000,000)	$ (16,091,016)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2012, the Fund had following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	66	March 2014	$16,396,050	$31,372
Eurodollars	77	June 2014	19,120,063	91,612
Eurodollars	132	September 2014	32,759,100	135,925
Eurodollars	(66)	March 2015	(16,352,325)	(75,388)
Eurodollars	(132)	September 2015	(32,627,100)	(239,147)
Eurodollars	(77)	December 2015	(19,004,563)	(191,711)
Ultra Long U.S. Treasury Bonds	238	September 2012	39,708,813	292,762
5 Year U.S. Treasury Notes	116	September 2012	14,380,375	3,381
10 Year U.S. Treasury Notes	189	September 2012	25,207,875	(94,289)
30 Year U.S. Treasury Bonds	(30)	September 2012	(4,439,063)	27,239
TOTAL				$(18,244)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Citibank NA	$10,000	12/19/17	3 month LIBOR	1.250%	$(35,672)	$(28,425)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$2,175	(1.000)%	06/20/14	0.500%	$(15,762)	$(6,385)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,900	(1.000)	06/20/14	0.500	(29,902)	(9,809)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	10,400	(1.000)	06/20/14	0.500	(82,804)	(23,092)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	4,575	(1.000)	06/20/14	0.500	(30,900)	(15,684)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Sold:
Credit Suisse International (London)	Prudential Financial, Inc. 4.50% 07/15/13	$2,350	1.000%	06/20/15	1.838%	$(70,906)	$14,706
	Safeway, Inc. 7.25% 02/01/31	2,725	1.000	06/20/17	3.673	(107,955)	(213,216)
Deutsche Bank Securities, Inc.	MetLife, Inc. 5.00% 06/15/15	1,825	1.000	03/20/15	2.124	(52,959)	(523)
	MetLife, Inc. 5.00% 06/15/15	5,200	1.000	09/20/15	2.298	(198,156)	(8,304)
JPMorgan Securities, Inc.	Safeway, Inc. 7.25% 02/01/31	1,525	1.000	06/20/17	3.673	(72,347)	(107,391)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	9,825	1.000	06/20/16	0.960	10,645	7,549
TOTAL						$(651,046)	$(362,149)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2012, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$476,897,489
Gross unrealized gain	25,881,883
Gross unrealized loss	(1,361,608)
Net unrealized security gain	$24,520,275

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 68.1%
Argentina – 0.4%
Republic of Argentina (NR/NR)
	$560,000	7.000%		10/03/15	$ 426,222
EUR	62,191,000	0.000	(a)	12/15/35	7,083,240
					7,509,462

Brazil – 7.8%
Brazil Letras do Tesouro Nacional (NR/NR)
BRL	82,806,000	0.000	(b)	01/01/13	39,724,269
Brazil Notas do Tesouro Nacional (NR/Baa2)
	20,299,134	6.000		08/15/12	10,096,936
Brazil Notas do Tesouro Nacional (NR/Baa2)
	49,182,000	10.000		01/01/13	24,753,576
	22,588,000	10.000		01/01/17	11,546,689
	27,693,772	6.000		05/15/17	14,970,061
	16,638,000	10.000		01/01/21	8,332,824
Brazil Notas do Tesouro Nacional (NR/NR)
	27,430,679	6.000		08/15/22	15,250,127
Brazil Notas do Tesouro Nacional (NR/NR)
	26,891,554	6.000		08/15/40	15,973,875
					140,648,357

Chile – 0.8%
Bonos de la Tesoreria de la Republica (NR/NR)
CLP	1,301,073,200	3.000		01/01/15	2,627,585
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
	3,885,000,000	6.000		01/01/22	8,185,699
Bonos del Banco Central de Chile en Pesos (NR/NR)
	1,890,000,000	6.000		02/01/21	3,961,605
					14,774,889

Colombia – 1.5%
Republic of Colombia (BBB-/Baa3)
COP	2,399,000,000	12.000		10/22/15	1,671,412
	13,422,000,000	7.750		04/14/21	9,360,226
	18,658,000,000	9.850		06/28/27	15,945,645
					26,977,283

Dominican Republic – 0.4%
Dominican Republic (NR/NR)
DOP	309,000,000	16.950		02/04/22	7,901,663

Hungary – 3.1%
Hungary Government Bond (BB+/Ba1)
HUF	9,084,320,000	5.500		02/12/16	37,885,477
	3,016,240,000	6.750		02/24/17	12,893,690
Hungary Government Bond (BB+/NR)
	1,278,300,000	7.000		06/24/22	5,372,746
					56,151,913

Indonesia – 4.4%
Republic of Indonesia (BB+/Baa3)
IDR	47,086,000,000	15.000		07/15/18	7,294,131
	63,600,000,000	11.000		11/15/20	8,955,124
	$870,000	7.750	(c)	01/17/38	1,198,425
	2,380,000	7.750		01/17/38	3,278,450

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Indonesia – (continued)
Republic of Indonesia (NR/Baa3)
IDR	55,501,000,000	8.250%		07/15/21	$ 6,765,892
	351,965,000,000	10.500		08/15/30	51,337,988
Republic of Indonesia (NR/NR)
	1,200,000,000	7.000		05/15/22	136,865
					78,966,875

Ivory Coast – 0.3%
Republic of Ivory Coast (NR/NR)
	$8,174,000	3.750		12/31/32	6,150,935

Malaysia – 8.7%
Malaysia Government Bond (NR/A3)
MYR	46,000,000	4.262		09/15/16	15,116,769
	23,740,000	4.012		09/15/17	7,741,386
	106,025,000	4.378		11/29/19	35,350,014
	125,475,000	4.160		07/15/21	41,400,230
Malaysia Government Bond (NR/NR)
	98,300,000	3.314		10/31/17	31,133,905
	77,450,000	3.580		09/28/18	24,678,880
					155,421,184

Mexico – 8.6%
Mexican Bonos (A-/Baa1)
MXN	494,648,800	9.500		12/18/14	41,250,336
	133,390,400	7.500		06/03/27	11,295,141
	124,586,600	10.000		11/20/36	12,950,853
Mexico Cetes (NR/NR)(b)
	315,366,650	0.000		08/23/12	23,494,753
United Mexican States (A-/Baa1)
	485,874,500	8.500		11/18/38	44,213,753
	248,273,100	7.750		11/13/42	20,697,025
					153,901,861

Nigeria(b) – 0.1%
Nigeria Government International Bond (NR/NR)
NGN	172,000,000	0.000		02/21/13	952,502

Peru – 3.6%
Peru Government Bond (BBB+/Baa3)
PEN	1,971,000	9.910		05/05/15	860,300
	75,781,000	7.840		08/12/20	33,758,039
	21,704,000	8.200		08/12/26	10,412,522
	24,180,000	6.900		08/12/37	10,505,390
Peru Government Bond (NR/Baa3)
	1,390,000	9.910		05/05/15	606,706
	15,972,000	6.950		08/12/31	7,001,606
	3,840,000	6.850		02/12/42	1,626,328
Peru Government Bond (NR/NR)
	1,390,000	4.400		09/12/13	530,395
					65,301,286

Philippines – 0.7%
Republic of Philippines (BB/Ba2)
PHP	498,000,000	4.950		01/15/21	12,351,015

Poland – 2.6%
Poland Government Bond (A/A2)
PLN	46,600,000	0.000	(b)	01/25/14	13,040,139
	107,103,600	3.000		08/24/16	33,111,734
					46,151,873

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Russia – 3.6%
Russian Federation (BBB/Baa1)
	$7,800,000	3.250%	(c)	04/04/17	$ 7,839,000
	46,424,350	7.500	(d)	03/31/30	55,651,190
	1,200,000	5.625	(c)	04/04/42	1,282,500
					64,772,690

South Africa – 3.8%
Republic of South Africa (A/A3)
ZAR	365,953,342	10.500		12/21/26	54,602,909
Republic of South Africa (NR/A3)
	23,410,000	6.750		03/31/21	2,777,833
	105,400,000	6.250		03/31/36	9,955,850
					67,336,592

Thailand – 5.2%
Thailand Government Bond (A-/Baa1)
THB	585,355,000	3.625		05/22/15	18,634,265
	951,125,000	4.125		11/18/16	30,866,759
	660,430,415	1.200		07/14/21	20,794,729
	257,600,000	3.650		12/17/21	8,217,367
Thailand Government Bond (NR/Baa1)
	70,000,000	3.250		06/16/17	2,196,414
	425,100,000	3.580		12/17/27	12,834,118
					93,543,652

Turkey – 11.4%
Turkey Government Bond (BBB-/NR)
TRY	41,625,000	0.000	(b)	05/15/13	21,356,375
	238,000,000	0.000	(b)	07/17/13	120,383,656
	28,575,000	10.000		12/04/13	16,104,544
	20,025,000	11.000		08/06/14	11,598,666
	25,150,000	9.000		01/27/16	14,136,011
	21,700,000	9.000		03/08/17	12,226,873
	16,100,000	9.500		01/12/22	9,436,550
					205,242,675

Venezuela – 1.1%
Republic of Venezuela (B+/B2)
	$5,890,000	9.000		05/07/23	4,550,025
	15,590,000	8.250		10/13/24	11,341,725
	4,820,000	9.250		05/07/28	3,651,150
					19,542,900

TOTAL SOVEREIGN DEBT OBLIGATIONS					$ 1,223,599,607

Structured Notes – 12.8%
Brazil – 1.3%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau) (NR/NR)
BRL	12,292,050	6.000%		08/19/40	$ 7,301,611
	21,349,349	6.000		08/19/40	12,681,745
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)(a)
	6,771,410	6.000		08/15/40	4,022,291
					24,005,647

Colombia – 2.2%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	24,174,000,000	11.250	(c)	10/25/18	16,837,976
	15,491,000,000	11.250	(c)	10/25/18	10,789,985
	11,545,000,000	11.000	(c)	07/27/20	8,097,995
	4,226,000,000	11.000		07/25/24	2,934,303
					38,660,259

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – (continued)
Indonesia – 4.8%
Republic of Indonesia (Issuer Barclays Bank PLC) (NR/NR)
IDR	140,000,000,000	10.000%		07/17/17	$ 17,830,716
Republic of Indonesia (Issuer Deutsche Bank AG (London)) (NR/NR)
	75,000,000,000	8.250		07/19/21	9,142,933
	220,300,000,000	7.000	(c)	05/17/22	25,126,045
	35,400,000,000	7.000	(c)	05/17/27	3,971,546
	29,500,000,000	8.250	(c)	06/17/32	3,631,554
Republic of Indonesia (Issuer HSBC Corp.) (NR/NR)
	46,000,000,000	10.000		07/15/17	5,858,664
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (A/NR)
	50,100,000,000	10.000		07/17/17	6,380,849
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	80,000,000,000	11.000		11/17/20	11,264,307
	23,100,000,000	7.000	(c)	05/17/22	2,634,642
					85,841,256

Nigeria(b)(c) – 0.4%
Nigeria Government International Bond (Issuer Deutsch Bank AG (London)) (NR/NR)
NGN	605,000,000	0.000		10/15/12	3,559,675
	715,000,000	0.000		04/08/13	3,879,671
					7,439,346

Russia – 4.1%
Russian Federation (Issuer Deutsche Bank AG (London)) (NR/NR)
RUB	700,000,000	7.350	(c)	01/22/16	21,419,584
	85,000,000	7.350		01/22/16	2,600,949
Russian Federation (Issuer JPMorgan Chase Bank NA) (NR/NR)
	1,615,400,000	7.350		01/22/16	49,430,280
					73,450,813

TOTAL STRUCTURED NOTES					$ 229,397,321

Corporate Obligations – 12.4%
Colombia – 0.7%
Empresa de Energia de Bogota SA (BB+/Baa3)(c)(e)
	$5,320,000	6.125%		11/10/21	$ 5,619,514
Empresas Publicas de Medellin ESP (NR/Baa3)
COP	12,664,000,000	8.375		02/01/21	7,575,181
					13,194,695

Hong Kong – 0.5%
Evergrande Real Estate Group Ltd. (BB-/B2)
CNY	46,670,000	7.500		01/19/14	6,586,507
Melco Crown Entertainment Ltd. (NR/NR)
	21,750,000	3.750		05/09/13	3,377,993
					9,964,500

Luxembourg(f) – 0.2%
Gaz Capital SA for Gazprom (BBB/Baa1)
	$3,015,000	9.250		04/23/19	3,764,981

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Malaysia(b) – 1.4%
Bank Negara Monetary Note (NR/NR)
MYR	78,600,000	0.000%	08/16/12	$ 24,661,900

Mexico(c) – 2.5%
Petroleos Mexicanos (A-/Baa1)
MXN	571,621,400	7.650	11/24/21	44,291,853

Netherlands(c) – 0.3%
VimpelCom Holdings BV (BB/Ba3)
	$6,010,000	7.504	03/01/22	5,634,375

Russia – 1.4%
RSHB Capital SA for OJSC Russian Agricultural Bank (NR/Baa1)
RUB	632,800,000	7.500	03/25/13	19,441,460
	188,000,000	8.700	03/17/16	5,804,933

				25,246,393

South Africa – 2.4%
Transnet Ltd. (NR/NR)
ZAR	8,000,000	9.250	11/14/17	1,050,650
	46,000,000	10.500	09/17/20	6,333,498
	18,000,000	10.800	11/06/23	2,478,387
	93,000,000	9.500	08/19/25	11,773,665
	181,000,000	8.900	11/14/27	21,866,745

				43,502,945

Thailand – 2.8%
Bank of Thailand (NR/NR)(b)
THB	1,002,000,000	0.000	03/07/13	30,874,275
Bank of Thailand (NR/Baa1)
	533,700,000	3.420	08/18/13	16,859,881
	92,000,000	3.300	04/30/14	2,909,280

				50,643,436

United States – 0.1%
JPMorgan Chase & Co. (A/A2)
PHP	52,000,000	6.000	10/10/12	1,235,362

Venezuela(e) – 0.1%
Petroleos de Venezuela SA (B+/NR)
	$1,500,000	5.250	04/12/17	1,061,250

TOTAL CORPORATE OBLIGATIONS				$ 223,201,690

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$ 1,676,198,618

Short-term Investment(g) – 6.7%
Repurchase Agreement – 6.7%
Joint Repurchase Agreement Account II
	$120,800,000	0.193%	07/02/12	$ 120,800,000

TOTAL INVESTMENTS – 100.0%				$ 1,796,998,618

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				212,298

NET ASSETS – 100.0%				$ 1,797,210,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 165,814,340, which represents approximately 9.2% of net assets as of June 29, 2012.

(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2012.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund's Statement of Additional Information.

Currency Abbreviations:
BGN	—	New Bulgarian Lev
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Investment Abbreviations:
BUBOR	—	Budapest Interbank Offered Rate
CLICP	—	Sinacofi Chile Interbank Rate
JIBAR	—	Johannesburg Interbank Agreed Rate
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
NR	—	Not Rated
TIIE	—	La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Bank of America NA	COP/USD	07/03/12	$3,235,373	$7,373
	CZK/EUR	09/19/12	4,447,899	51,032
	HUF/EUR	09/19/12	8,525,985	73,715
	PLN/EUR	09/19/12	4,445,366	83,702
	USD/ILS	09/19/12	8,814,725	118,275
Barclays Bank PLC	BRL/USD	07/05/12	4,566,431	141,431
	BRL/USD	07/11/12	4,462,187	33,187
	BRL/USD	07/18/12	21,709,075	27,525
	KRW/USD	07/16/12	4,497,721	86,721
	MXN/EUR	09/19/12	4,485,894	153,889
	MXN/USD	09/19/12	9,170,008	435,734
	RUB/USD	08/02/12	4,200,592	43,592
	USD/MYR	07/09/12	6,031,611	34,381
	ZAR/USD	08/08/12	61,534,222	1,328,113
	ZAR/USD	09/19/12	18,935,121	380,241
Citibank NA	CLP/USD	07/03/12	4,190,641	149,394
	KRW/USD	07/05/12	12,634,904	245,904
	RUB/USD	07/05/12	4,457,568	30,568
	RUB/USD	07/06/12	19,801,271	217,658
	RUB/USD	07/30/12	18,370,954	314,954
	USD/CNY	09/04/12	18,351,902	102,098
	USD/COP	09/25/12	14,239,032	37,321
	USD/EUR	09/19/12	8,804,612	5,498
Credit Suisse International (London)	COP/USD	07/05/12	2,310,520	5,520
	RUB/USD	07/05/12	9,573,559	255,550
	RUB/USD	07/06/12	14,726,759	225,759
	SGD/USD	09/19/12	5,781,000	42,160
	USD/CLP	07/13/12	1,912,661	293
Deutsche Bank AG (London)	BRL/USD	07/11/12	4,813,082	31,082
	CLP/USD	07/03/12	4,630,213	167,213
	COP/USD	07/05/12	7,008,401	66,214
	EUR/BGN	11/23/12	29,863,906	36,208
	EUR/CZK	09/19/12	4,400,689	45,944
	IDR/USD	07/18/12	2,681,389	25,389
	KRW/USD	07/09/12	4,510,416	98,416
	KRW/USD	07/13/12	10,415,776	110,018
	MXN/USD	09/19/12	73,689,998	3,296,806
	PHP/USD	07/09/12	4,553,467	126,467
	PLN/USD	09/19/12	124,263,205	4,289,105
	RUB/USD	07/06/12	7,159,580	117,580
	RUB/USD	08/02/12	9,106,800	69,800
	TRY/USD	09/19/12	4,263,441	46,559
	USD/CNY	09/04/12	27,318,904	120,829
	USD/IDR	07/18/12	10,468,296	179,704
	USD/ILS	09/19/12	5,362,187	40,813
	USD/THB	08/09/12	19,244,867	78,133
HSBC Bank PLC	BRL/USD	07/02/12	12,139,315	366,796
	BRL/USD	07/26/12	4,545,159	119,159
	COP/USD	07/09/12	4,435,487	8,487
	CZK/EUR	09/19/12	4,566,949	72,065
	HUF/EUR	09/19/12	2,024,478	79,085
	KRW/USD	07/12/12	3,403,442	18,367
	KRW/USD	07/13/12	4,512,403	83,403
	MXN/EUR	09/19/12	3,737,040	120,627

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
	MYR/USD	07/09/12	$5,324,183	$9,183
	RUB/USD	07/06/12	21,004,461	139,232
	SGD/USD	09/19/12	10,976,489	43,289
	TRY/USD	09/19/12	33,447,107	333,831
	USD/CLP	07/13/12	1,213,337	8,760
	USD/CLP	07/25/12	4,465,519	1,481
	USD/CNH	10/22/12	3,393,072	1,928
	USD/ILS	09/19/12	4,413,779	53,221
	USD/TRY	09/19/12	9,627,719	65,306
JPMorgan Securities, Inc.	EUR/BGN	11/23/12	14,819,598	38,726
	RUB/USD	07/06/12	4,092,701	110,701
	USD/ILS	09/19/12	13,336,301	97,699
Royal Bank of Canada	BRL/USD	07/05/12	8,883,397	116,157
	BRL/USD	07/11/12	3,573,106	29,195
	BRL/USD	07/18/12	7,258,228	85,228
	BRL/USD	07/23/12	7,490,555	154,555
	HUF/USD	09/19/12	19,143,920	945,632
	MXN/USD	09/19/12	31,309,708	1,328,442
	PLN/USD	09/19/12	4,589,509	164,509
	SGD/USD	09/19/12	6,105,071	51,071
	USD/BRL	07/18/12	9,525,722	803,363
	USD/CLP	07/13/12	10,206,247	20,326
	ZAR/USD	09/19/12	5,536,480	178,510
Royal Bank of Scotland PLC	RUB/USD	07/05/12	4,682,436	219,436
	TRY/USD	09/19/12	4,484,384	17,384
	USD/CNY	09/04/12	17,367,679	117,321
	USD/TRY	09/19/12	4,439,945	33,055
State Street Bank	MXN/USD	09/19/12	34,534,377	1,302,404
	TRY/USD	09/19/12	1,819,445	9,445
	ZAR/USD	09/19/12	28,023,117	378,664
UBS AG (London)	MXN/EUR	09/19/12	934,484	29,862
	RUB/USD	07/05/12	4,493,759	66,759
	RUB/USD	07/16/12	5,367,674	40,674
TOTAL				$21,441,206

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Bank of America NA	CNY/USD	09/04/12	$8,655,516	$(87,484)
	EUR/HUF	09/19/12	4,222,945	(173,989)
	EUR/PLN	09/19/12	4,485,140	(39,774)
	HUF/EUR	09/19/12	4,541,619	(9,757)
	PEN/USD	07/19/12	19,537,163	(78,837)
	USD/CLP	07/12/12	2,438,974	(31,812)
	USD/COP	07/03/12	3,648,042	(101,042)
	USD/PEN	07/19/12	17,358,717	(256,717)
	USD/PLN	09/19/12	4,643,747	(193,747)
Barclays Bank PLC	MYR/USD	07/05/12	4,430,053	(9,947)
	USD/COP	07/05/12	5,617,833	(178,052)
	USD/EUR	09/19/12	4,526,422	(5,348)
	USD/MYR	07/09/12	10,026,004	(58,004)
	USD/SGD	09/19/12	6,117,355	(63,355)
	USD/TWD	07/19/12	9,049,814	(26,814)
	USD/ZAR	09/19/12	11,032,044	(243,044)
Citibank NA	ILS/USD	09/19/12	4,438,524	(52,476)
	PEN/USD	07/19/12	3,828,098	(11,902)
	RUB/USD	07/06/12	8,827,912	(29,546)
	TWD/USD	07/19/12	8,917,694	(15,306)
	USD/EUR	09/19/12	34,084,385	(362,013)
	USD/MXN	09/19/12	4,717,628	(205,628)
	USD/RUB	07/06/12	7,505,869	(72,869)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Credit Suisse International (London)	USD/CLP	07/03/12	$17,088,839	$(633,285)
	USD/PLN	09/19/12	4,629,848	(117,848)
	USD/RUB	07/05/12	12,399,776	(54,776)
	USD/RUB	07/06/12	5,411,817	(82,814)
Deutsche Bank AG (London)	COP/USD	07/18/12	4,636,445	(47,555)
	ILS/USD	09/19/12	26,648,803	(216,017)
	MYR/USD	07/09/12	6,517,269	(52,850)
	THB/USD	08/09/12	8,900,021	(196,769)
	TWD/USD	07/19/12	8,865,644	(356)
	USD/COP	07/05/12	3,701,088	(130,088)
	USD/COP	07/09/12	4,092,423	(57,423)
	USD/COP	07/18/12	6,988,043	(64,108)
	USD/CZK	09/19/12	4,543,691	(41,191)
	USD/EUR	09/19/12	9,076,906	(8,764)
	USD/IDR	07/03/12	9,232,066	(96,015)
	USD/IDR	07/18/12	5,400,618	(42,681)
	USD/KRW	07/05/12	4,610,013	(147,013)
	USD/KRW	07/11/12	4,507,251	(78,251)
	USD/KRW	07/12/12	4,544,600	(115,600)
	USD/KRW	07/13/12	9,371,673	(46,838)
	USD/KRW	07/16/12	4,516,185	(105,185)
	USD/KRW	07/23/12	4,442,152	(24,152)
	USD/KRW	07/27/12	9,168,029	(145,029)
	USD/MXN	07/27/12	44,408,689	(2,355,720)
	USD/PEN	07/19/12	4,504,585	(63,585)
	USD/PHP	07/18/12	2,661,806	(44,907)
	USD/TWD	07/19/12	8,876,346	(23,346)
	USD/ZAR	09/19/12	3,476,886	(61,886)
HSBC Bank PLC	CNY/USD	09/04/12	3,387,358	(9,462)
	CZK/EUR	09/19/12	4,445,366	(1,136)
	EUR/CZK	09/19/12	4,609,501	(38,752)
	EUR/PLN	09/19/12	4,475,123	(29,757)
	USD/BRL	07/05/12	4,469,399	(82,399)
	USD/BRL	07/23/12	9,012,325	(113,325)
	USD/BRL	08/06/12	12,051,590	(355,278)
	USD/CLP	07/13/12	2,141,420	(10,420)
	USD/CZK	09/19/12	16,660,391	(296,751)
	USD/EUR	09/19/12	9,174,426	(137,703)
	USD/KRW	07/05/12	8,024,891	(175,200)
	USD/KRW	07/12/12	4,550,975	(121,975)
	USD/MXN	09/19/12	2,980,327	(155,327)
	USD/MYR	07/26/12	4,452,007	(26,007)
	USD/PEN	07/19/12	4,506,248	(65,248)
	USD/PLN	09/19/12	4,550,489	(110,489)
	USD/RUB	07/16/12	5,179,402	(46,305)
	USD/TRY	09/19/12	51,044,972	(722,515)
JPMorgan Securities, Inc.	USD/EUR	07/25/12	3,903,137	(13,129)
	USD/EUR	09/19/12	9,084,505	(100,150)
	USD/IDR	07/18/12	2,572,928	(10,885)
Merrill Lynch International	USD/COP	07/18/12	2,488,010	(10,277)
Morgan Stanley Capital Services, Inc.	CNY/USD	09/04/12	43,389,038	(570,976)
	IDR/USD	07/18/12	35,944,205	(621,401)
Royal Bank of Canada	CLP/USD	07/03/12	8,267,985	(20,349)
	USD/BRL	07/02/12	12,139,315	(146,615)
	USD/BRL	07/05/12	8,980,429	(130,429)
	USD/BRL	07/11/12	7,060,173	(125,055)
	USD/BRL	08/06/12	6,424,793	(187,906)
	USD/KRW	07/26/12	4,476,632	(50,632)
	USD/RUB	07/05/12	10,807,546	(181,546)
	USD/SGD	09/19/12	11,930,244	(107,676)
	USD/ZAR	09/19/12	16,231,748	(307,959)
Royal Bank of Scotland PLC	USD/MXN	09/19/12	4,438,237	(133,581)
	USD/MYR	07/05/12	4,512,712	(49,712)
	USD/ZAR	09/19/12	4,606,976	(140,096)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
State Street Bank	USD/MXN	09/19/12	$6,506,529	$(269,529)
	USD/SGD	09/19/12	5,806,735	(67,895)
	USD/TRY	09/19/12	4,429,629	(3,629)
	USD/ZAR	09/19/12	6,046,357	(191,388)
UBS AG (London)	PEN/USD	07/19/12	9,110,251	(102,749)
	USD/PHP	07/09/12	6,056,818	(27,818)
	USD/RUB	07/06/12	3,585,083	(108,083)
	USD/SGD	09/19/12	5,466,938	(52,938)
TOTAL				$(13,591,967)

FUTURES CONTRACTS — At June 30, 2012, the Fund had following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Ultra Long U.S. Treasury Bonds	(27)	September 2012	$(4,504,781)	$(31,219)

SWAP CONTRACTS — At June 30, 2012, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty		Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Bank of America Securities LLC	BRL	133,000		01/02/17	9.345%	1 month Brazilian Interbank Deposit Average	$—	$32,617
	CLP	1,959,710	(a)	07/05/22	6 month CLICP	5.160%	—	—
	MXN	435,070	(a)	04/22/27	9.300	Mexico Interbank TIIE 28 Days	—	538,560
Barclays Bank PLC	HUF	6,390,000		09/29/13	6.420	6 month BUBOR	—	615,439
	BRL	600		01/02/15	10.040	1 month Brazilian Interbank Deposit Average	—	8,791
	HUF	351,610		10/04/16	7.020	6 month BUBOR	—	83,360
		1,051,500		10/11/16	6.817	6 month BUBOR	—	208,003
		1,055,770		10/12/16	6.670	6 month BUBOR	—	177,387
		597,910		10/14/16	6.560	6 month BUBOR	—	88,280
		1,815,460		10/14/16	6.580	6 month BUBOR	—	275,434
		360,430		10/20/16	6.750	6 month BUBOR	—	66,673
		861,330		10/21/16	6.680	6 month BUBOR	—	148,705
	BRL	33,710		01/02/17	9.550	1 month Brazilian Interbank Deposit Average	—	94,930
		48,150		01/02/17	9.585	1 month Brazilian Interbank Deposit Average	—	155,923
	MYR	48,470		05/23/17	3 month KLIBOR	3.250	49	(28,359)
Citibank NA	BRL	25,950		01/02/17	9.260	1 month Brazilian Interbank Deposit Average	—	(20,872)
	$	6,000		03/13/19	3 month LIBOR	1.641	—	(160,903)
	ZAR	74,580		03/14/22	7.760	3 month JIBAR	(1,114)	436,021
Deutsche Bank Securities, Inc.	BRL	13,820		01/02/15	10.025	1 month Brazilian Interbank Deposit Average	—	200,532
		130,000		01/02/15	9.960	1 month Brazilian Interbank Deposit Average	—	1,806,342
	MYR	75,300		12/19/16	3.280	3 month KLIBOR	(70)	93,402
	MXN	321,050		03/01/19	6.030	Mexico Interbank TIIE 28 Days	(2,565)	723,541
	$	24,750		03/12/19	3 month LIBOR	1.608	—	(608,405)
	MXN	159,380	(a)	04/22/27	9.290	Mexico Interbank TIIE 28 Days	—	194,593
		159,100	(a)	06/11/27	8.700	Mexico Interbank TIIE 28 Days	—	24,604

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Counterparty		Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
JPMorgan Securities, Inc.	ZAR	189,000	06/27/21	8.060%	3 month JIBAR	$—	$1,631,394
		70,250	09/13/21	7.660	3 month JIBAR	—	363,817
		125,000	12/20/21	7.760	3 month JIBAR	(1,712)	737,783
Morgan Stanley & Co.	BRL	20,570	01/02/15	9.270	1 month Brazilian Interbank Deposit Average	—	150,311
		47,980	01/02/17	9.550	1 month Brazilian Interbank Deposit Average	—	135,116
TOTAL						$(5,412)	$8,173,019

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

NON-DELIVERABLE BOND FORWARD CONTRACTS

Counterparty	Notional Amount (000s)	Referenced Obligation	Settlement Date	Unrealized Gain (Loss)
Citibank NA	COP 19,308,000	Titulos de Tesoreia 10.000%, 07/24/24	09/25/12	$(32,568)

TAX INFORMATION — At June 30, 2012, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,815,462,680
Gross unrealized gain	44,869,826
Gross unrealized loss	(63,333,888)
Net unrealized security loss	$(18,464,062)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 113.0%
Collateralized Mortgage Obligations – 9.9%
Adjustable Rate Non-Agency(a) – 1.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$327,483	2.807%	04/25/35	$ 214,698
American Home Mortgage Investment Trust Series 2004-3, Class 1A
3,351	0.615	10/25/34	3,146
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
227,270	2.736	04/25/34	209,175
Bear Stearns Alt-A Trust Series 2004-3, Class A1
85,821	0.885	04/25/34	70,264
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,243,117	2.740	07/25/35	848,637
Countrywide Alternative Loan Trust Series 2005-16, Class A1
878,395	1.797	06/25/35	544,695
Countrywide Alternative Loan Trust Series 2005-38, Class A1
247,560	1.647	09/25/35	146,009
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
282,104	2.668	02/19/34	248,182
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
325,698	2.647	11/20/34	261,439
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
597,781	0.514	10/20/45	397,664
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
344,608	0.483	01/19/36	185,513
Impac CMB Trust Series 2004-08, Class 1A
93,224	0.965	10/25/34	68,375
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,028,885	3.063	07/25/35	890,607
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,151,426	0.888	01/25/47	479,823
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,114,584	2.748	10/25/34	921,818
Mortgage IT Trust Series 2005-5, Class A1
834,712	0.505	12/25/35	541,445
Sequoia Mortgage Trust Series 2004-09, Class A2
355,540	1.097	10/20/34	287,746
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
220,245	2.746	09/25/34	204,678
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
486,040	2.804	05/25/34	462,304

			6,986,218

Interest Only(b) – 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
7,307	5.500	06/25/33	288
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
57,196	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
23,971	5.250	07/25/33	2,066
FHLMC STRIPS Series 256, Class 56
4,407,101	4.500	05/15/23	317,787
FNMA REMIC Series 2009-104 ,Class KS(a)
2,707,979	5.955	12/25/39	410,518
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
24,252	0.123	08/25/33	100
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
7,673	0.320	07/25/33	56

			730,815

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – 0.0%
GNMA Series 2001-48, Class SA
$11,875	25.699%	10/16/31	$ 19,233
GNMA Series 2001-51, Class SB
11,475	25.699	10/16/31	19,280

			38,513

Planned Amortization Class – 2.5%
FHLMC REMIC Series 3748
1,000,000	4.000	11/15/39	1,107,889
FHLMC REMIC Series 3906 , Class HG
3,151,429	4.000	08/15/26	3,339,249
FNMA REMIC Series 2003-88, Class TH
4,849,136	4.500	09/25/18	5,112,071

			9,559,209

Sequential Fixed Rate – 5.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
2,000,000	4.317	11/25/19	2,279,755
FHLMC Multifamily Structured Pass-Through Certificates Series K705, Class A2
5,000,000	2.303	09/25/18	5,166,619
FHLMC Multifamily Structured Pass-Through Certificates Series K706, Class A2
1,900,000	2.323	10/25/18	1,964,580
FHLMC REMIC Series 2042, Class N
275,393	6.500	03/15/28	310,148
FHLMC REMIC Series 2590, Class NV
988,346	5.000	03/15/18	1,049,162
FHLMC REMIC Series 2770, Class TW
7,300,000	4.500	03/15/19	7,941,188
FHLMC REMIC Series 2844, Class BY
38,720	4.000	06/15/18	38,662
FNMA REMIC Series 2000-16, Class ZG
458,871	8.500	06/25/30	528,889

			19,279,003

Sequential Floating Rate(a) – 0.2%
FNMA REMIC Series 2011-63, Class FG
907,159	0.695	07/25/41	911,687

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 37,505,445

Commercial Mortgage-Backed Securities – 5.7%
Sequential Fixed Rate – 1.6%
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4
1,750,000	5.431	10/15/49	1,991,177
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM
50,000	5.347	12/10/46	50,992
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,640,000	5.156	02/15/31	4,053,456

			6,095,625

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – 4.1%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
$150,000	5.817%	04/10/49	$ 151,967
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM
150,000	5.906	06/11/40	158,521
FREMF Mortgage Trust Series 2012-K17, Class B(d)
325,000	4.498	12/25/44	310,416
FREMF Mortgage Trust Series 2012-K706, Class B(d)
900,000	4.162	11/25/44	879,952
FREMF Mortgage Trust Series 2012-K706, Class C(d)
625,000	4.162	11/25/44	540,000
FREMF Mortgage Trust Series 2012-K707, Class C(d)
425,000	4.018	01/25/47	367,197
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4
3,750,000	5.335	08/12/37	4,126,759
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4
925,000	6.064	04/15/45	1,051,353
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
4,000,000	5.866	09/15/45	4,557,685
Morgan Stanley Capital I Series 2006-HQ9, Class A4
2,769,000	5.731	07/12/44	3,156,482
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	51,530
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	43,355

			15,395,217

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 21,490,842

Federal Agencies – 97.4%
Adjustable Rate FHLMC(a) – 0.3%
206,556	2.460	04/01/33	218,145
86,276	2.365	09/01/33	90,920
38,513	2.232	10/01/34	40,389
73,729	2.375	11/01/34	77,796
73,251	2.368	02/01/35	77,247
257,421	2.414	06/01/35	271,511
264,357	2.414	08/01/35	279,346

			1,055,354

Adjustable Rate FNMA(a) – 0.7%
8,171	2.474	07/01/22	8,420
22,329	2.413	07/01/27	23,202
32,478	2.413	11/01/27	33,742
7,630	2.413	01/01/31	7,970
9,088	2.413	06/01/32	9,503
22,127	2.474	08/01/32	23,082
59,886	2.474	05/01/33	62,532
28,338	2.152	06/01/33	29,528
334,952	2.481	06/01/33	354,340
23,741	2.377	07/01/33	25,071
320,709	2.456	08/01/33	333,684
3,209	3.000	09/01/33	3,402
181,517	2.536	12/01/33	193,878
1,349	2.574	12/01/33	1,383
7,247	2.432	04/01/34	7,658
464,796	2.671	08/01/34	496,475
86,861	2.526	11/01/34	92,575

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$126,375	2.320%	02/01/35	$ 133,127
189,023	2.673	03/01/35	198,611
84,493	2.933	04/01/35	90,618
140,870	2.968	05/01/35	151,083
19,298	2.413	11/01/35	20,054
98,171	2.413	12/01/37	102,074
46,897	2.413	01/01/38	48,768
38,227	2.413	11/01/40	39,926

			2,490,706

Adjustable Rate GNMA(a) – 0.6%
47,467	2.375	06/20/23	48,513
22,782	1.625	07/20/23	23,337
24,283	1.625	08/20/23	24,879
62,134	1.625	09/20/23	63,666
17,492	1.625	03/20/24	17,928
154,637	2.375	04/20/24	158,222
18,796	2.375	05/20/24	19,234
161,435	2.375	06/20/24	165,523
43,811	1.625	07/20/24	44,953
45,750	2.000	07/20/24	47,437
80,160	1.625	08/20/24	82,260
42,142	2.000	08/20/24	43,704
38,839	1.625	09/20/24	39,862
46,478	2.000	11/20/24	48,225
17,596	2.000	12/20/24	18,261
25,375	2.500	12/20/24	26,784
30,412	2.000	01/20/25	31,566
15,943	2.000	02/20/25	16,551
55,430	2.375	05/20/25	57,346
43,589	2.000	07/20/25	45,295
21,331	1.625	02/20/26	21,928
1,171	1.625	07/20/26	1,205
28,141	1.625	01/20/27	28,966
31,630	2.000	01/20/27	32,966
21,751	1.625	02/20/27	22,391
162,961	2.375	04/20/27	167,319
18,422	2.375	05/20/27	18,916
17,188	2.375	06/20/27	17,650
6,542	1.625	11/20/27	6,742
26,578	1.625	12/20/27	27,395
52,525	1.625	01/20/28	54,135
18,158	1.625	02/20/28	18,715
19,126	1.625	03/20/28	19,717
101,534	1.625	07/20/29	104,897
42,218	1.625	08/20/29	43,621
12,912	1.625	09/20/29	13,342
51,414	1.625	10/20/29	53,118
57,504	1.625	11/20/29	59,414
15,046	1.625	12/20/29	15,547
18,965	1.625	01/20/30	19,594
10,515	1.625	02/20/30	10,865
45,980	1.625	03/20/30	47,508
56,894	2.375	04/20/30	58,575
148,278	2.375	05/20/30	153,373
13,513	2.375	06/20/30	13,933
125,854	2.000	07/20/30	131,954
22,938	2.000	09/20/30	24,055
44,644	1.625	10/20/30	46,174
195,146	1.625	12/20/34	202,148

			2,459,709

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – 7.3%
$6,679	6.000%	12/01/14	$ 6,855
11,223	6.000	03/01/16	11,959
1,002	5.000	09/01/16	1,072
11,684	5.000	11/01/16	12,485
35,087	5.000	01/01/17	37,616
60,014	5.000	02/01/17	64,500
48,388	5.000	03/01/17	52,005
94,672	5.000	04/01/17	101,745
2,360	5.000	05/01/17	2,537
1,809	5.000	08/01/17	1,944
251,262	5.000	09/01/17	270,041
284,556	5.000	10/01/17	305,824
157,754	5.000	11/01/17	169,547
162,318	5.000	12/01/17	174,450
194,538	5.000	01/01/18	209,221
470,268	5.000	02/01/18	505,199
468,765	5.000	03/01/18	503,960
394,946	5.000	04/01/18	424,776
43,224	4.500	05/01/18	45,998
291,023	5.000	05/01/18	313,054
77,841	5.000	06/01/18	83,546
74,161	5.000	07/01/18	79,313
38,934	5.000	08/01/18	41,750
26,401	5.000	09/01/18	28,431
85,768	5.000	10/01/18	92,303
104,178	5.000	11/01/18	112,097
52,327	5.000	12/01/18	56,347
8,699	5.000	01/01/19	9,367
3,747	5.000	02/01/19	4,038
290,868	5.500	04/01/20	316,744
1,045,091	4.500	08/01/23	1,132,263
3,629,565	4.500	06/01/26	3,875,147
102,433	7.000	04/01/31	118,877
1,481,218	7.000	09/01/31	1,719,173
983,535	4.000	02/01/32	1,059,345
482,594	7.000	04/01/32	558,884
1,255,735	7.000	05/01/32	1,454,245
645,868	6.000	05/01/33	719,206
33,286	5.500	12/01/33	36,734
483,890	5.000	12/01/35	524,000
386,228	5.500	01/01/36	422,376
999	5.500	02/01/36	1,092
54,748	4.000	08/01/36	58,061
146,493	4.000	09/01/36	155,358
160,223	4.000	10/01/36	169,918
232,436	4.000	12/01/36	247,128
23,671	5.000	02/01/37	25,662
10,971	6.000	04/01/37	12,160
3,058	6.000	07/01/37	3,387
130,281	6.000	09/01/37	144,322
49,704	6.000	07/01/38	55,014
137,317	6.000	12/01/38	151,988
71,707	6.000	01/01/39	79,346
879,400	4.500	09/01/39	960,642
31,002	3.500	10/01/40	32,764
331,445	3.500	11/01/40	350,343
130,799	3.500	12/01/40	138,291
67,094	3.500	02/01/41	70,907
25,838	4.500	03/01/41	27,671
2,903,075	4.000	11/01/41	3,086,472
2,000,000	4.000	05/01/42	2,158,516
1,000,000	4.000	06/01/42	1,079,258
3,000,000	4.000	TBA-30yr(e)	3,183,750

			27,851,024

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 85.2%
$1,562	5.500%	04/01/16	$ 1,694
1,982	5.500	08/01/16	2,150
22,192	5.500	11/01/16	24,073
18,000	5.500	12/01/16	19,525
25,499	5.500	01/01/17	27,660
1,997	5.500	05/01/17	2,167
8,951	5.500	07/01/17	9,713
1,349	5.500	09/01/17	1,464
17,657	5.500	01/01/18	19,160
15,298	5.500	02/01/18	16,599
1,354	6.000	02/01/18	1,489
878,534	2.800	03/01/18	930,149
451,661	5.000	03/01/18	486,064
29,425	5.500	04/01/18	31,926
2,530,000	3.840	05/01/18	2,782,568
6,872	5.500	05/01/18	7,456
23,987	6.000	05/01/18	26,374
565,132	5.000	06/01/18	608,180
1,333,083	4.000	08/01/18	1,420,290
30,233	5.000	09/01/18	32,536
122,579	6.000	11/01/18	134,774
114,169	7.000	11/01/18	124,224
1,088,288	4.500	12/01/18	1,165,812
218,274	6.000	12/01/18	239,992
188,536	6.000	01/01/19	207,295
5,037	5.500	02/01/19	5,487
24,567	5.500	04/01/19	26,762
61,718	6.000	04/01/19	67,859
4,874	5.500	05/01/19	5,303
13,442	6.000	05/01/19	14,779
30,724	5.500	07/01/19	33,468
77,354	5.500	08/01/19	84,264
36,426	5.500	09/01/19	39,679
82,439	5.500	10/01/19	89,803
33,285	5.500	11/01/19	36,258
20,539	5.500	12/01/19	22,373
130,193	5.500	02/01/20	141,821
584,126	4.500	03/01/20	625,737
882,866	3.416	10/01/20	953,772
38,709	5.500	01/01/21	42,166
3,645,025	4.377	04/01/21	4,129,453
52,593	7.000	09/01/21	59,909
165,041	7.000	06/01/22	188,751
69,777	7.000	07/01/22	79,818
13,646	4.500	04/01/23	14,608
48,566	3.500	10/01/26	51,367
118,170	3.500	11/01/26	124,986
1,741,404	3.500	01/01/27	1,841,840
51,045	3.500	03/01/27	53,993
609	7.000	01/01/29	709
386	5.500	04/01/29	424
2,721	7.000	09/01/29	3,168
113	7.000	02/01/30	132
30,233	7.000	08/01/31	33,693
2,568,611	4.000	10/01/31	2,762,573
2,204	7.000	03/01/32	2,562
2,434	7.000	04/01/32	2,828
3,060	7.000	05/01/32	3,556
7,738	7.000	06/01/32	8,991
2,753	7.000	07/01/32	3,198
106,542	6.000	01/01/33	118,345
4,792	6.000	02/01/33	5,323
508,402	5.500	04/01/33	562,460
76,224	6.000	06/01/33	84,945

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$29,524	6.000%	07/01/33	$ 32,947
91,948	5.000	08/01/33	100,220
5,576	5.000	09/01/33	6,044
12,834	5.500	09/01/33	14,141
64,328	6.000	09/01/33	71,821
12,634	6.000	10/01/33	14,105
91,150	5.500	02/01/34	100,382
19,072	5.500	03/01/34	21,002
26,544	5.500	04/01/34	29,240
386	5.500	06/01/34	425
108,121	5.500	07/01/34	119,009
19,862	5.500	08/01/34	21,939
48,382	5.500	10/01/34	53,219
50,861	6.000	11/01/34	56,650
577,144	5.500	12/01/34	633,754
1,063,762	6.000	12/01/34	1,184,841
12,166	5.000	04/01/35	13,155
565,393	6.000	04/01/35	628,328
16,884	5.500	06/01/35	18,513
70,887	5.000	07/01/35	76,934
43,770	5.500	07/01/35	47,996
18,797	5.000	08/01/35	20,325
26,573	5.500	08/01/35	29,143
45,713	5.000	09/01/35	49,426
23,356	5.500	09/01/35	25,653
12,777	5.000	10/01/35	13,815
329,217	6.000	10/01/35	365,868
16,091	5.000	11/01/35	17,399
9,432	5.500	12/01/35	10,375
9,006	6.000	12/01/35	9,969
451	5.500	02/01/36	494
21,232	5.500	04/01/36	23,261
11,819	6.000	04/01/36	13,065
64,528	6.000	05/01/36	70,801
94,728	4.000	09/01/36	100,752
194,944	6.000	01/01/37	213,895
198,243	4.000	02/01/37	211,593
16,314	5.500	02/01/37	17,816
1,292,924	6.000	03/01/37	1,418,616
54,370	5.500	04/01/37	59,632
4,003	5.500	05/01/37	4,372
128,343	5.000	06/01/37	139,708
1,541	5.500	06/01/37	1,684
181,163	6.000	06/01/37	198,770
27,899	5.500	07/01/37	30,478
5,480	5.500	08/01/37	5,986
313,954	6.500	10/01/37	353,836
718	5.500	12/01/37	785
200,434	6.000	12/01/37	220,878
1,854	5.500	02/01/38	2,027
22,077	5.500	03/01/38	24,138
91,113	5.500	04/01/38	100,108
21,275	5.500	05/01/38	23,348
277,311	6.000	05/01/38	304,176
5,788	5.500	06/01/38	6,354
7,072	5.500	07/01/38	7,763
5,572	5.500	08/01/38	6,117
4,149	5.500	09/01/38	4,555
1,579,642	6.000	11/01/38	1,733,166
2,103	5.500	12/01/38	2,302
1,473,754	5.000	01/01/39	1,614,855
1,040,370	6.500	01/01/39	1,174,519
23,915	4.000	02/01/39	25,441
21,090	5.500	02/01/39	23,118
479,766	4.000	04/01/39	510,393

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$341,668	4.000%	05/01/39	$ 363,479
75,300	4.000	06/01/39	80,107
18,958	4.000	07/01/39	20,169
211,152	4.000	08/01/39	224,630
12,050,403	4.500	08/01/39	12,915,443
20,088	4.000	09/01/39	21,370
978,689	5.500	09/01/39	1,065,166
43,479	4.000	10/01/39	46,255
1,005,913	4.500	10/01/39	1,077,781
240,465	6.000	10/01/39	264,992
44,580	4.000	11/01/39	47,426
199,933	4.500	12/01/39	214,285
3,590,804	4.000	08/01/40	3,822,882
6,088,053	4.000	09/01/40	6,485,442
6,593,156	4.500	09/01/40	7,075,547
860,538	5.000	09/01/40	935,872
2,066,628	4.000	10/01/40	2,200,195
7,444,479	4.000	11/01/40	7,925,626
1,991,538	4.500	11/01/40	2,133,824
6,517,863	4.000	12/01/40	6,939,122
5,265,998	4.500	12/01/40	5,651,287
2,879,260	4.000	01/01/41	3,065,919
2,445,248	4.500	01/01/41	2,624,802
135,265	4.000	02/01/41	144,083
1,392,018	4.500	02/01/41	1,496,638
2,501,460	5.000	02/01/41	2,724,182
2,779,052	4.000	03/01/41	2,961,566
33,800	4.000	04/01/41	36,003
363,346	4.500	04/01/41	390,654
844,468	5.000	04/01/41	919,657
20,560	4.000	05/01/41	21,901
360,668	4.500	05/01/41	387,774
2,078,555	5.000	05/01/41	2,251,477
308,402	5.000	06/01/41	334,059
435,367	4.000	07/01/41	463,749
943,378	4.500	07/01/41	1,017,085
268,261	4.000	08/01/41	285,748
215,603	4.500	08/01/41	231,807
888,408	4.000	09/01/41	946,323
2,507,549	4.500	09/01/41	2,702,993
2,638,274	4.000	10/01/41	2,810,260
54,426	4.500	10/01/41	58,517
14,298,926	5.000	10/01/41	15,520,479
6,715,029	4.000	11/01/41	7,153,830
4,147,743	4.000	12/01/41	4,418,130
325,629	4.000	01/01/42	347,327
2,129,824	4.000	02/01/42	2,271,210
42,821	4.000	03/01/42	45,612
700,000	4.000	05/01/42	755,453
3,200,000	4.000	06/01/42	3,453,501
900,000	4.000	07/01/42	971,297
24,000,000	2.500	TBA-15yr(e)	24,740,626
17,000,000	3.000	TBA-30yr(e)	17,400,234
2,000,000	3.000	TBA-15yr(e)	2,095,312
75,000,000	3.500	TBA-30yr(e)	78,655,548
25,700,000	4.000	TBA-30yr(e)	27,401,081
15,000,000	4.500	TBA-30yr(e)	16,091,016
3,000,000	5.000	TBA-30yr(e)	3,247,031

			323,039,721

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – 3.3%
$223,519	5.500%	07/15/20	$ 242,235
357,914	3.950	07/15/25	389,492
2,116	6.000	03/15/26	2,384
16,663	6.000	04/15/26	18,810
7,000,000	3.500	TBA-30yr(e)	7,487,812
4,000,000	4.000	TBA-30yr(e)	4,365,313

			12,506,046

TOTAL FEDERAL AGENCIES			$ 369,402,560

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 428,398,847

Agency Debentures – 0.7%
FHLMC
$2,500,000	0.600%	08/23/13	$ 2,501,122

Asset-Backed Securities – 2.6%
Home Equity – 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(d)
$570,000	1.495%	10/25/37	$ 467,368
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(d)
1,100,000	1.695	10/25/37	534,259
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
9,721	0.502	10/15/28	9,092
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
61,091	0.502	06/15/29	55,994
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
46,955	0.462	12/15/29	33,830
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
451,965	0.532	02/15/34	308,500
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
49,050	0.532	12/15/33	35,537
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
181,540	0.522	02/15/34	112,553
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
275,946	0.482	04/15/35	170,223
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
310,110	7.000	09/25/37	243,974
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
424,851	7.000	09/25/37	315,104
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
196,436	0.725	03/25/34	132,408

			2,418,842

Student Loan(a) – 2.0%
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
2,203,589	0.628	06/27/22	2,187,899
College Loan Corp. Trust Series 2004-1, Class A3
1,016,516	0.626	04/25/21	1,011,555
Education Funding Capital Trust I Series 2004-1, Class A2
456,462	0.628	12/15/22	454,447
GCO Education Loan Funding Trust Series 2006-1, Class A11L
300,000	0.697	05/25/36	246,875
Louisiana Public Facilities Authority Series 2011-A, Class A3
1,200,000	1.416	04/25/35	$ 1,161,444
Northstar Education Finance, Inc. Series 2004-1, Class A4
1,706,667	0.656	04/29/19	1,699,024
Northstar Education Finance, Inc. Series 2005-1, Class A1
175,401	0.566	10/28/26	174,271
SLM Student Loan Trust Series 2003-10A, Class A1D(c)(d)
200,000	0.000	12/15/16	199,938
SLM Student Loan Trust Series 2003-10A, Class A1E(c)(d)
250,000	0.000	12/15/16	249,922
US Education Loan Trust LLC Series 2006-1, Class A2(d)
217,501	0.597	03/01/25	215,384

			7,600,759

TOTAL ASSET-BACKED SECURITIES			$ 10,019,601

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(f) – 0.1%
United States Treasury Inflation Protected Securities
$361,458	1.625%	01/15/15	$ 384,443

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 441,304,013

Short-term Investment(g) – 28.5%
Repurchase Agreement – 28.5%
Joint Repurchase Agreement Account II
$107,900,000	0.193%	07/02/12	$ 107,900,000

TOTAL INVESTMENTS – 144.9%			$ 549,204,013

LIABILITIES IN EXCESS OF OTHER ASSETS – (44.9)%			(170,094,278)

NET ASSETS – 100.0%			$ 379,109,735

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d)	Exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,764,436, which represents approximately 1.0% of net assets as of June 30, 2012.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $184,667,723 which represents approximately 48.7% of net assets as of June 30, 2012.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value
FNMA	4.000%	TBA-30yr	07/12/12	$(31,000,000)	$(32,993,204)
FNMA	6.000	TBA-30yr	07/12/12	(4,000,000)	(4,395,938)
TOTAL (Proceeds Receivable: $37,395,469)					$(37,389,142)

FUTURES CONTRACTS — At June 30, 2012, the Fund had following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	55	September 2012	$13,684,000	$7,951
Eurodollars	55	December 2012	13,680,562	11,263
Eurodollars	55	March 2013	13,677,813	12,614
Eurodollars	38	June 2013	9,447,750	5,140
Eurodollars	46	March 2014	11,427,550	21,865
Eurodollars	55	June 2014	13,657,188	65,437
Eurodollars	102	September 2014	25,313,850	103,210
Eurodollars	(46)	March 2015	(11,397,075)	(52,543)
Eurodollars	(102)	September 2015	(25,211,850)	(182,148)
Eurodollars	(55)	December 2015	(13,574,688)	(136,936)
Ultra Long U.S. Treasury Bonds	17	September 2012	2,836,344	31,280
5 Year U.S. Treasury Notes	(8)	September 2012	(991,750)	904
2 Year U.S. Treasury Notes	(88)	September 2012	(19,376,500)	12,553
10 Year U.S. Treasury Notes	24	September 2012	3,201,000	5,585
30 Year U.S. Treasury Bonds	(13)	September 2012	(1,923,594)	17,041
TOTAL				$(76,784)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Citibank NA	$5,600	12/19/17	3 month LIBOR	1.250%	$(19,976)	$(15,918)
	4,700	12/19/19	3 month LIBOR	1.750	(68,152)	(10,443)
	10,500	12/19/22	3 month LIBOR	2.000	(40,689)	(48,769)
Credit Suisse International (London)	16,100	12/19/19	3 month LIBOR	1.750	(224,552)	(44,679)
	6,100	12/19/32	3 month LIBOR	2.500	(18,599)	(44,460)
	3,100	12/19/42	3 month LIBOR	2.500	(4,846)	46,596
JPMorgan Securities, Inc.	500	12/19/32	3 month LIBOR	2.500	(8,633)	3,464
TOTAL					$(385,447)	$(114,209)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

TAX INFORMATION — At June 30, 2012, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$547,655,191
Gross unrealized gain	5,867,438
Gross unrealized loss	(4,318,616)
Net unrealized security gain	$1,548,822

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities which are generally classified as Level 1, these investments are generally classified as in Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby the Funds sell mortgage backed securities and simultaneously contract with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, the Funds will not be entitled to accrue interest and principal payments on the securities sold.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Senior Term Loans — Senior Term Loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). Investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded Loan Commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Senior Term Loan. All Senior Term Loans and Unfunded Loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans including Unfunded Loan Commitments are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

iv. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, the Funds will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized, but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, the Funds agree to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate.

ii. Futures Contracts — Future contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.

iii. Non-Deliverable Bond Forwards — A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked to market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by the Funds on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract. The use of these instruments involves market risk, currency risk and counterparty risk. These instruments may be illiquid, and changes in their value may not directly correlate with changes in the value of the underlying bonds. These risks may decrease the effectiveness of the Funds’ strategies and result in losses. The Funds must set aside liquid assets or engage in other appropriate measures to cover their obligations under these contracts.

iv. Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms.

v. Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2012:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$875,400,940	$—
Foreign Debt Obligations	—	17,655,552	—
Corporate Obligations	—	231,486,980	—
Structured Notes	—	17,293,289	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	19,049,385	—	—
Short-term Investments	—	159,600,000	—
Total	$19,049,385	$1,301,436,761	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,323,368	$—
Futures Contracts	386,590	—	—
Total	$386,590	$3,323,368	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,212,591)	$—
Futures Contracts	(1,312,982)	—	—
Total	$(1,312,982)	$(2,212,591)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$5,191,703,169	$—
Senior Term Loans	—	206,941,499	3,883,466
Common Stock and/or Other Equity Investments	10,529,859	5,500,164	40
Warrants	—	1,915,870	—
Short-term Investments	—	320,300,000	—
Total	$10,529,859	$5,726,360,702	$3,883,506

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$32,182	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(5,637,331)	$—
Credit Default Swap Contracts	—	(1,642,241)	—
Total	$—	$(7,279,572)	$—

HIGH YIELD FLOATING RATE
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Senior Term Loans	$—	$571,351,832	$—
Corporate Obligations	—	55,708,313	—
Short-term Investments	—	75,500,000	—
Total	$—	$702,560,145	$—

Liabilities
Fixed Income
Senior Term Loans — Unfunded Loan Commitment	$—	$(25,292)	$—

INVESTMENT GRADE CREDIT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$398,601,227	$—
Mortgage-Backed Obligations	—	39,327,070	—
Foreign Debt Obligations	—	19,348,643	—
Municipal Debt Obligations	—	16,465,674	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	25,468,783	2,206,367	—
Total	$25,468,783	$475,948,981	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(16,091,016)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$364	$—
Futures Contracts	582,291	—	—
Credit Default Swap Contracts	—	22,255	—
Total	$582,291	$22,619	$—

Liabilities(a)
Futures Contracts	$(600,535)	$—	$—
Interest Rate Swap Contracts	—	(28,425)	—
Credit Default Swap Contracts	—	(384,404)	—
Total	$(600,535)	$(412,829)	$—

LOCAL EMERGING MARKETS DEBT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,223,599,607	$—
Structured Notes	—	229,397,321	—
Corporate Obligations	—	223,201,690	—
Short-term Investments	—	120,800,000	—
Total	$—	$1,796,998,618	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$21,441,206	$—
Interest Rate Swap Contracts	—	8,991,558	—
Total	$—	$30,432,764	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(13,591,967)	$—
Futures Contracts	(31,219)	—	—
Interest Rate Swap Contracts	—	(818,539)	—
Non-Deliverable Bond Forward Contracts	—	(32,568)
Total	$(31,219)	$(14,443,074)	$—

U.S. MORTGAGES Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$428,398,847	$—
Asset-Backed Securities	—	10,019,601	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	384,443	2,501,122	—
Short-term Investments	—	107,900,000	—
Total	$384,443	$548,819,570	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(37,389,142)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$294,843	$—	$—
Interest Rate Swap Contracts	—	50,060	—
Total	$294,843	$50,060	$—

Liabilities(a)
Futures Contracts	$(371,627)	$—	$—
Interest Rate Swap Contracts	—	(164,269)	—
Total	$(371,627)	$(164,269)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

Investments in Derivatives — These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of June 30, 2012. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Emerging Markets Debt Risk	Assets		Liabilities
Interest rate	$386,590	(a)	$(1,312,982	)(a)
Currency	3,323,368		(2,212,591)
Total	$3,709,958		$(3,525,573)

High Yield Risk	Assets		Liabilities
Credit	$—		$(1,642,241	)(b)
Currency	32,182		(5,637,331)
Total	$32,182		$(7,279,572)

Investment Grade Credit Risk	Assets		Liabilities
Interest rate	$582,291	(a)	$(628,960	)(a)(b)
Credit	22,255		(384,404	)(b)
Currency	364		—
Total	$604,910		$(1,013,364)

Local Emerging Markets Debt Risk	Assets		Liabilities
Interest rate	$8,991,558	(a)	$(882,326	)(a)(b)
Currency	21,441,206		(13,591,967)
Total	$30,432,764		$(14,474,293)

U.S. Mortgages Risk	Assets(a)		Liabilities(a)(b)
Interest rate	$344,903		$(535,896)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments.
(b)	Aggregate of amounts include $1,642,241, $412,829, $818,539 and $164,269 for High Yield, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 2, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Emerging Markets Debt	$159,600,000	$159,602,567	$163,078,787
High Yield	320,300,000	320,305,151	327,281,550
High Yield Floating Rate	75,500,000	75,501,214	77,145,667
Local Emerging Markets Debt	120,800,000	120,801,943	123,433,067
U.S. Mortgages	107,900,000	107,901,735	110,251,887

REPURCHASE AGREEMENTS — At June 30, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Emerging Markets Debt	High Yield	High Yield Floating Rate	Local Emerging Markets Debt	U.S. Mortgages
BNP Paribas Securities Co.	0.190%	$16,138,329	$32,387,886	$7,634,360	$12,214,975	$10,910,562
Credit Suisse Securities LLC	0.150	32,276,657	64,775,772	15,268,719	24,429,951	21,821,123
Deutsche Bank Securities, Inc.	0.200	40,579,827	81,439,340	19,196,597	30,714,556	27,434,607
JPMorgan Securities LLC	0.250	28,645,533	57,488,498	13,550,988	21,681,581	19,366,247
Wells Fargo Securities LLC	0.180	41,959,654	84,208,504	19,849,336	31,758,937	28,367,461
TOTAL		$159,600,000	$320,300,000	$75,500,000	$120,800,000	$107,900,000

At June 30, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 5.000%	03/01/27 to 06/01/42
Federal National Mortgage Association	2.500 to 7.500	12/01/14 to 07/01/42
Government National Mortgage Association	4.000	08/15/41
U.S. Treasury Notes	0.250 to 5.125	07/02/12 to 08/15/19

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — Emerging Markets Debt and Local Emerging Markets Debt Funds are non-diversified and are permitted to invest more of their assets in fewer issuers than “diversified” mutual funds. Thus, these Funds may be subject to greater risks than a fund that invests in a greater number of issuers.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date August 28, 2012

*	Print the name and title of each signing officer under his or her signature.